UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

60 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (212) 250-4352

Date of fiscal year end:             May 31

Date of reporting period:             August 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in
Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Brazil Hedged Equity Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 50.9%
Basic Materials - 8.2%
Cia Siderurgica Nacional SA	6,501	$22,942
Fibria Celulose SA*	2,051	23,708
Ultrapar Participacoes SA	2,900	63,082
Vale SA	11,352	163,765

		273,497

Communications - 0.8%
Tim Participacoes SA	6,972	27,409

Consumer, Cyclical - 2.1%
Cia Hering	1,200	16,049
Lojas Americanas SA	1,100	6,265
Lojas Renner SA	1,051	25,280
MRV Engenharia e Participacoes SA	2,851	9,954
Raia Drogasil SA	1,801	12,742

		70,290

Consumer, Non-cyclical - 16.6%
Anhanguera Educacional Participacoes SA	3,251	18,871
Arteris SA	1,200	10,823
BRF - Brasil Foods SA	5,701	131,895
CCR SA	7,451	54,182
Cia de Bebidas das Americas	1,200	42,086
Cielo SA	3,128	76,576
Cosan SA Industria e Comercio	1,051	18,316
EcoRodovias Infraestrutura e Logistica SA	1,300	8,336
Estacio Participacoes SA	2,300	16,927
Hypermarcas SA	3,200	21,781
JBS SA	6,206	19,144
Kroton Educacional SA	1,600	21,460
Localiza Rent a Car SA	1,155	15,079
M Dias Branco SA	301	11,499
Multiplus SA	450	4,915
Natura Cosmeticos SA	1,600	30,022
Qualicorp SA*	1,701	13,296
Souza Cruz SA	3,251	34,064

		549,272

Energy - 5.2%
Petroleo Brasileiro SA	25,905	173,391

Financial - 11.6%
Banco Bradesco SA	5,501	72,857
Banco do Brasil SA	4,851	46,864
Banco Santander Brasil SA	8,004	45,757
BB Seguridade Participacoes SA	5,351	43,149
BM&FBOVESPA SA	16,405	80,377
BR Malls Participacoes SA	3,401	25,800
BR Properties SA	1,700	12,932
CETIP SA - Mercados Organizados	1,601	15,702
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	15,812
Odontoprev SA	2,200	8,123
Porto Seguro SA	1,000	10,776
Sul America SA	1,210	7,100

		385,249

Industrial - 3.1%
All America Latina Logistica SA	3,751	14,511
Duratex SA	2,291	11,599
Embraer SA	5,001	41,040
Multiplan Empreendimentos Imobiliarios SA	700	14,065
WEG SA	1,800	21,124

		102,339

Technology - 0.5%
Totvs SA	1,001	15,691

Utilities - 2.8%
Centrais Eletricas Brasileiras SA	2,501	5,189
Cia de Saneamento Basico do Estado de Sao Paulo	2,901	23,819
Cia de Saneamento de Minas Gerais-Copasa	501	6,037
CPFL Energia SA	2,001	16,354
EDP - Energias do Brasil SA	2,002	8,978
MPX Energia SA*	1,802	3,701
Tractebel Energia SA	1,500	21,501
Transmissora Alianca de Energia Eletrica SA	802	7,395

		92,974

TOTAL COMMON STOCKS
(Cost $1,859,585)		1,690,112

PREFERRED STOCKS - 48.4%
Basic Materials - 10.3%
Braskem SA*	1,300	9,562
Gerdau SA	7,251	52,120
Klabin SA	3,951	20,385
Metalurgica Gerdau SA, Class A	2,300	20,407
Suzano Papel e Celulose SA, Class A	2,505	9,869
Usinas Siderurgicas de Minas Gerais SA*	3,101	13,400
Vale SA	16,452	214,446

		340,189

Communications - 1.8%
Oi SA	5,998	8,899
Telefonica Brasil SA	2,650	51,624

		60,523

Consumer, Cyclical - 1.0%
Lojas Americanas SA	3,324	21,065
Marcopolo SA	3,802	10,581

		31,646

Consumer, Non-cyclical - 7.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,100	45,052
Cia de Bebidas das Americas	5,950	207,481

		252,533

Diversified - 2.6%
Itausa - Investimentos Itau SA	24,836	87,022

Energy - 7.7%
Petroleo Brasileiro SA	36,408	256,357

Financial - 15.1%
Banco Bradesco SA	18,064	209,792
Banco do Estado do Rio Grande do Sul	1,400	8,379
Bradespar SA	1,900	19,645
Itau Unibanco Holding SA	21,775	264,663

		502,479

Utilities - 2.3%
AES Tiete SA	900	7,582
Centrais Eletricas Brasileiras SA	1,800	6,918
Cia Energetica de Minas Gerais	4,854	37,840
Cia Energetica de Sao Paulo	1,451	12,923
Cia Paranaense de Energia	850	10,171

		75,434

TOTAL PREFERRED STOCKS
(Cost $1,957,710)		1,606,183

TOTAL INVESTMENTS - 99.3%
(Cost $3,817,295) (a)		$3,296,295
Other assets less liabilities - 0.7%		24,820

NET ASSETS - 100.0%		$3,321,115

As of August 31, 2013, the Fund had following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
JP Morgan Chase & Co.	9/5/2013	BRL	7,455,000	USD	3,241,304	$120,425
JP Morgan Chase & Co.	9/5/2013	BRL	190,000	USD	78,412	(1,128)
The Bank of New York Mellon	9/5/2013	BRL	380,837	USD	164,829	5,400
JP Morgan Chase & Co.	9/5/2013	USD	184,300	BRL	424,498	(6,593)
JP Morgan Chase & Co.	9/5/2013	USD	6,121	BRL	15,000	158
JP Morgan Chase & Co.	9/5/2013	USD	11,707	BRL	28,000	15
JP Morgan Chase & Co.	9/5/2013	USD	3,019,055	BRL	7,177,502	(14,345)
The Bank of New York Mellon	9/5/2013	USD	3,792	BRL	8,754	(127)
The Bank of New York Mellon	9/5/2013	USD	4,222	BRL	9,663	(177)
The Bank of New York Mellon	9/5/2013	USD	13,590	BRL	33,374	382
The Bank of New York Mellon	9/5/2013	USD	13,296	BRL	31,800	16
The Bank of New York Mellon	9/5/2013	USD	125,040	BRL	297,246	(605)
Barclays Bank PLC	10/3/2013	BRL	3,878,000	USD	1,619,748	6,885
JP Morgan Chase & Co.	10/3/2013	BRL	3,878,000	USD	1,620,086	7,224
Barclays Bank PLC	10/3/2013	USD	61,700	BRL	147,722	(262)

						$117,268

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2013.

For the three-month period ended August 31, 2013 the average monthly volume of forward foreign currency contracts was $5,547,954 at market value.

Currency Abbreviations

BRL - Brazilian Real

USD - U.S. Dollar

*	Non-income producing security.
(a)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $3,967,333. The net unrealized depreciation was $671,038 which consisted of aggregate gross unrealized appreciation of $108,543 and aggregate gross unrealized depreciation of $779,581.

SCHEDULE OF INVESTMENTS

db X-trackers MSCI EAFE Hedged Equity Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.5%
Australia - 7.7%
AGL Energy Ltd	6,685	$93,712
ALS Ltd	3,130	25,630
Alumina Ltd.*	37,558	33,763
AMP Ltd	41,323	174,335
Asciano Ltd	9,582	47,504
ASX Ltd	2,010	63,420
Australia & New Zealand Banking Group Ltd	32,737	865,096
Bendigo and Adelaide Bank Ltd	8,915	80,221
BHP Billiton Ltd	38,249	1,217,059
Boral Ltd	9,504	35,528
Brambles Ltd	18,441	144,438
Caltex Australia Ltd	3,825	64,378
Cochlear Ltd	589	30,065
Commonwealth Bank of Australia	19,165	1,242,494
Computershare Ltd	5,452	46,827
Crown Ltd	8,699	113,119
CSL Ltd	7,092	429,170
Dexus Property Group REIT	37,816	34,668
Federation Centres Ltd. REIT	19,571	39,716
Fortescue Metals Group Ltd	16,613	64,025
Goodman Group REIT	16,787	69,178
GPT Group REIT	21,481	67,873
Harvey Norman Holdings Ltd	12,824	34,356
Iluka Resources Ltd	5,829	55,772
Incitec Pivot Ltd	14,875	34,290
Leighton Holdings Ltd	6,031	93,402
Lend Lease Group	5,394	45,993
Macquarie Group Ltd	5,015	195,774
Mirvac Group REIT	41,351	60,543
National Australia Bank Ltd	28,441	821,438
Newcrest Mining Ltd	11,161	131,723
Orica Ltd	4,581	76,450
Origin Energy Ltd	16,992	200,390
QBE Insurance Group Ltd	15,349	207,653
Ramsay Health Care Ltd	1,564	51,993
Rio Tinto Ltd	5,633	292,297
Santos Ltd	15,368	204,081
Sonic Healthcare Ltd	4,255	58,512
SP AusNet	81,838	84,130
Stockland REIT	26,427	87,735
Suncorp Group Ltd	15,251	167,370
Sydney Airport	20,358	68,492
Telstra Corp. Ltd	72,503	316,204
Wesfarmers Ltd	11,309	409,267
Westfield Group REIT	30,318	298,990
Westfield Retail Trust REIT	34,370	89,326
Westpac Banking Corp	36,832	1,029,040
Woodside Petroleum Ltd	7,537	256,123
Woolworths Ltd	14,603	463,618
WorleyParsons Ltd	2,464	48,270

		10,865,451

Austria - 0.4%
Erste Group Bank AG	4,205	134,799
OMV AG	1,361	62,831
Raiffeisen Bank International AG	2,836	97,303
Verbund AG	2,929	56,421
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,929	148,960
Voestalpine AG	2,929	125,327

		625,641

Belgium - 1.0%
Anheuser-Busch InBev NV	10,012	931,293
Colruyt SA	985	54,520
Delhaize Group SA	542	34,581
Groupe Bruxelles Lambert SA	982	78,261
Solvay SA	836	116,457
UCB SA	2,929	170,329
Umicore SA	1,680	77,735

		1,463,176

Denmark - 1.2%
A.P. Moller - Maersk A/S, Class A	1	8,058
A.P. Moller - Maersk A/S, Class B	28	238,118
Carlsberg A/S, Class B	2,057	199,532
Coloplast A/S, Class B	812	44,094
Danske Bank A/S*	9,669	193,577
DSV A/S	2,929	76,854
Novo Nordisk A/S, Class B	4,926	823,001
Novozymes A/S, Class B	2,921	106,453
TDC A/S	9,017	73,631

		1,763,318

Finland - 0.8%
Fortum OYJ	8,815	175,454
Kone OYJ, Class B	1,999	163,539
Metso OYJ	1,361	52,362
Nokia OYJ*	49,913	193,021
Nokian Renkaat OYJ	802	37,470
Sampo OYJ, Class A	8,631	359,439
Wartsila OYJ Abp	1,998	93,294

		1,074,579

France - 9.4%
Aeroports de Paris	1,768	172,564
Air Liquide SA	3,447	453,340
Alstom SA	3,857	135,724
AXA SA	20,217	440,476
BNP Paribas SA	12,133	760,326
Bouygues SA	2,493	77,973

Bureau Veritas SA	9,461	285,844
Carrefour SA	7,088	221,878
CGG*	2,871	68,148
Christian Dior SA	633	108,466
Cie de Saint-Gobain	4,871	227,510
Cie Generale des Etablissements Michelin	2,808	268,653
CNP Assurances	5,870	103,803
Credit Agricole SA*	12,614	127,452
Danone SA	7,412	551,911
Dassault Systemes SA	1,677	214,216
Electricite de France SA	2,813	78,817
Essilor International SA	3,172	342,467
Eutelsat Communications SA	2,929	87,642
GDF Suez	14,843	321,723
Gecina SA REIT	1,785	212,347
Iliad SA	203	48,696
JCDecaux SA	2,783	93,241
Kering	1,268	286,403
Klepierre REIT	2,929	116,172
Lafarge SA	2,517	153,689
Lagardere SCA	2,430	73,979
Legrand SA	3,041	154,234
L’Oreal SA	2,803	467,704
LVMH Moet Hennessy Louis Vuitton SA	2,863	501,554
Natixis	23,170	99,830
Orange	23,096	234,309
Pernod Ricard SA	2,865	332,609
Publicis Groupe SA	2,083	155,049
Renault SA	2,493	178,187
Safran SA	1,073	59,583
Sanofi	14,396	1,383,033
Schneider Electric SA	6,318	483,476
Societe BIC SA	1,680	193,128
Societe Generale SA	8,285	362,605
Sodexo	1,215	107,220
Suez Environnement Co	7,030	104,758
Technip SA	1,273	148,057
Total SA	25,372	1,405,531
Unibail-Rodamco SE REIT	1,212	272,473
Vallourec SA	1,390	83,386
Vinci SA	5,305	273,934
Vivendi SA	16,546	335,564

		13,369,684

Germany - 8.4%
Adidas AG	2,945	311,381
Allianz SE	5,486	785,961
BASF SE	10,177	889,476
Bayer AG	10,033	1,114,380
Bayerische Motoren Werke AG	3,830	360,864
Beiersdorf AG	1,303	112,282
Brenntag AG	610	92,714
Celesio AG	2,929	61,047
Commerzbank AG*	11,745	136,538
Continental AG	1,331	200,891
Daimler AG	11,713	803,747
Deutsche Bank AG (a)	12,178	527,274
Deutsche Boerse AG	3,622	253,951
Deutsche Lufthansa AG*	4,574	81,641
Deutsche Post AG	11,859	342,622
Deutsche Telekom AG	33,350	427,195
E.ON SE	21,144	334,781
Fraport AG Frankfurt Airport Services Worldwide	1,681	108,508
Fresenius Medical Care AG & Co. KGaA	3,115	202,492
Fresenius SE & Co. KGaA	1,994	239,924
GEA Group AG	2,057	83,163
Hannover Rueck SE	2,390	166,750
HeidelbergCement AG	1,564	108,624
Henkel AG & Co. KGaA	1,586	128,933
Hochtief AG	1,363	96,700
Infineon Technologies AG	14,470	131,193
K+S AG	3,356	81,457
Kabel Deutschland Holding AG	1,681	190,843
LANXESS AG	1,246	80,305
Linde AG	2,129	409,407
MAN SE	1,273	145,634
Merck KGaA	782	118,804
Muenchener Rueckversicherungs-Gesellschaft AG	2,138	389,662
OSRAM Licht AG*	1,005	40,233
ProSiebenSat.1 Media AG	721	30,565
RWE AG	6,003	164,985
SAP AG	11,098	820,363
Siemens AG	10,026	1,061,262
Suedzucker AG	433	13,972
ThyssenKrupp AG*	5,189	109,077
Volkswagen AG	349	77,583

		11,837,184

Hong Kong - 2.9%
AIA Group Ltd	145,767	640,067
Cathay Pacific Airways Ltd	107,722	184,759
Cheung Kong (Holdings) Ltd	23,548	336,163
CLP Holdings Ltd	29,764	237,976
Galaxy Entertainment Group Ltd.*	47,503	289,143
Hang Lung Properties Ltd	27,348	85,524
Hang Seng Bank Ltd	10,784	167,578
Hong Kong Exchanges & Clearing Ltd	13,684	209,995
Hutchison Whampoa Ltd	23,548	273,000
Kerry Properties Ltd	14,930	60,456
Li & Fung Ltd	109,381	160,804
Link REIT (The)	29,430	134,921
MTR Corp. Ltd	27,348	103,157
New World Development Co. Ltd	33,148	46,509
Power Assets Holdings Ltd	16,165	139,356
Sands China Ltd	33,984	195,460
Shangri-La Asia Ltd	53,450	82,300
Sino Land Co. Ltd	61,074	82,068

Sun Hung Kai Properties Ltd	23,548	305,492
Swire Pacific Ltd., Class A	9,538	109,347
Wheelock & Co. Ltd	25,693	131,208
Wynn Macau Ltd	24,447	73,929

		4,049,212

Ireland - 0.8%
CRH PLC	10,683	226,048
Elan Corp. PLC*	5,016	75,873
Experian PLC	19,925	348,917
Kerry Group PLC, Class A	1,819	114,747
Shire PLC	8,900	327,842

		1,093,427

Israel - 0.4%
Bank Hapoalim BM	13,403	62,106
Teva Pharmaceutical Industries Ltd	12,046	463,659

		525,765

Italy - 1.8%
Assicurazioni Generali SpA	13,863	265,669
Banca Monte dei Paschi di Siena SpA*	110,452	31,911
Enel SpA	76,435	252,753
Eni SpA	30,681	700,695
Fiat Industrial SpA	10,146	121,557
Fiat SpA*	5,045	38,073
Intesa Sanpaolo SpA	129,839	254,829
Luxottica Group SpA	2,929	152,715
Mediobanca SpA	7,987	49,677
Pirelli & C. SpA	5,829	68,796
Prysmian SpA	2,929	65,035
Saipem SpA	4,060	90,362
Telecom Italia SpA	169,441	118,577
UniCredit SpA	47,130	266,473
Unione di Banche Italiane SCPA	12,543	60,508

		2,537,630

Japan - 20.4%
AISIN SEIKI Co. Ltd	2,900	111,794
Asahi Glass Co. Ltd	20,000	117,330
Asahi Kasei Corp	800	5,899
Astellas Pharma, Inc	5,600	286,887
Bank of Yokohama Ltd. (The)	29,000	152,702
Bridgestone Corp	8,500	279,625
Canon, Inc	14,000	420,349
Central Japan Railway Co	2,804	321,566
Chiba Bank Ltd. (The)	2,000	13,709
Chubu Electric Power Co., Inc	8,600	107,560
Chugai Pharmaceutical Co. Ltd	2,900	59,604
Chugoku Electric Power Co., (The), Inc	5,700	78,895
Credit Saison Co. Ltd	2,900	66,752
Dai Nippon Printing Co. Ltd	27,000	262,342
Dai-ichi Life Insurance Co. Ltd. (The)	116	155,714
Daiichi Sankyo Co. Ltd	8,600	148,114
Daikin Industries Ltd	2,900	140,001
Daito Trust Construction Co. Ltd	2,700	247,492
Daiwa House Industry Co. Ltd	3,000	54,082
Daiwa Securities Group, Inc	28,000	227,000
DENSO Corp	8,500	389,571
Dentsu, Inc	2,900	97,026
East Japan Railway Co	4,100	314,855
Eisai Co. Ltd	2,900	118,292
Electric Power Development Co. Ltd	2,900	89,494
FamilyMart Co. Ltd	2,800	117,920
FANUC Corp	2,800	428,048
FAST RETAILING Co. Ltd	300	97,469
FUJIFILM Holdings Corp	5,900	129,195
Hitachi Ltd	58,000	350,299
Hokkaido Electric Power Co., Inc.*	5,800	68,169
Hokuriku Electric Power Co	5,800	76,853
Honda Motor Co. Ltd	20,300	732,938
HOYA Corp	5,800	123,756
IBIDEN Co. Ltd	100	1,444
INPEX Corp	29	131,583
Isetan Mitsukoshi Holdings Ltd	8,700	113,241
Isuzu Motors Ltd	26,000	159,149
ITOCHU Corp	28,500	323,359
Japan Exchange Group, Inc	300	23,741
Japan Real Estate Investment Corp. REIT	6	63,920
Japan Tobacco, Inc	13,100	444,961
JFE Holdings, Inc	3,000	66,548
JGC Corp	1,700	58,262
JX Holdings, Inc	29,100	154,117
Kaneka Corp	28,000	179,661
Kansai Electric Power Co., (The), Inc.*	11,400	128,066
Kao Corp	3,000	87,692
KDDI Corp	8,510	406,930
Keikyu Corp	500	4,283
Keio Corp	800	5,418
Keyence Corp	310	102,612
Kirin Holdings Co. Ltd	11,000	151,245
Kobe Steel Ltd.*	115,000	183,888
Komatsu Ltd	11,300	248,017
Konica Minolta, Inc	300	2,472
KUBOTA Corp	7,000	95,249
Kuraray Co. Ltd	14,500	161,119
Kyocera Corp	2,800	287,457
Kyushu Electric Power Co., Inc.*	5,800	75,435
Lawson, Inc	400	30,147
LIXIL Group Corp	3,000	60,773
Makita Corp	2,900	153,883
Mazda Motor Corp.*	56,000	225,289
McDonald’s Holdings Co. Japan Ltd	2,900	76,114
Miraca Holdings, Inc	100	4,471
Mitsubishi Chemical Holdings Corp	14,800	69,941
Mitsubishi Corp	17,000	318,929
Mitsubishi Electric Corp	28,000	279,758

Mitsubishi Estate Co. Ltd	16,000	417,171
Mitsubishi Gas Chemical Co., Inc	1,000	8,077
Mitsubishi Heavy Industries Ltd	56,200	308,518
Mitsubishi Materials Corp	57,000	223,507
Mitsubishi Tanabe Pharma Corp	8,700	118,646
Mitsubishi UFJ Financial Group, Inc	156,300	916,930
Mitsui & Co. Ltd	22,700	316,508
Mitsui Fudosan Co. Ltd	8,500	268,804
Mitsui O.S.K. Lines Ltd.*	26,000	103,010
Mizuho Financial Group, Inc	327,100	666,293
MS&AD Insurance Group Holdings, Inc	5,800	146,794
Murata Manufacturing Co. Ltd	2,800	192,494
NEC Corp	26,000	55,345
Nidec Corp	2,000	149,717
Nikon Corp	5,400	91,296
Nintendo Co. Ltd	2,700	305,790
Nippon Electric Glass Co. Ltd	28,000	144,869
Nippon Steel & Sumitomo Metal Corp	113,000	322,248
Nippon Telegraph & Telephone Corp	5,600	284,891
Nishi-Nippon City Bank Ltd. (The)	30,000	76,692
Nissan Motor Co. Ltd	31,400	312,449
NISSIN FOODS HOLDINGS Co. Ltd	2,900	114,600
Nitori Holdings Co. Ltd	50	4,476
Nitto Denko Corp	2,800	149,432
Nomura Holdings, Inc	48,100	336,066
NTT Data Corp	29	103,967
NTT DOCOMO, Inc	199	319,219
Odakyu Electric Railway Co. Ltd	1,000	9,136
Oji Holdings Corp	600	2,408
Olympus Corp.*	2,600	75,152
Omron Corp	2,800	87,834
Ono Pharmaceutical Co. Ltd	1,900	114,753
Oriental Land Co. Ltd	500	80,715
ORIX Corp	14,500	199,959
Otsuka Holdings Co. Ltd	5,500	170,571
Panasonic Corp.*	28,200	256,768
Rakuten, Inc	8,700	107,305
Resona Holdings, Inc	23,200	110,819
Ricoh Co. Ltd	4,000	43,469
Rinnai Corp	2,800	195,916
SANKYO Co. Ltd	2,900	135,127
SECOM Co. Ltd	2,900	166,288
SEGA SAMMY HOLDINGS, Inc	2,900	69,292
Sekisui Chemical Co. Ltd	27,000	248,592
Sekisui House Ltd	3,800	46,095
Seven & I Holdings Co. Ltd	11,400	393,024
Sharp Corp.*	20,000	78,220
Shikoku Electric Power Co., Inc.*	2,900	45,308
Shimano, Inc	100	8,301
Shin-Etsu Chemical Co. Ltd	5,700	344,258
Shiseido Co. Ltd	2,900	46,076
SMC Corp	500	105,006
SoftBank Corp	11,400	718,705
Sony Corp	14,100	283,191
Sumitomo Corp	22,700	288,070
Sumitomo Mitsui Financial Group, Inc	17,400	770,892
Sumitomo Mitsui Trust Holdings, Inc	36,000	156,928
Sumitomo Realty & Development Co. Ltd	4,100	180,812
Suzuki Motor Corp	5,500	118,307
T&D Holdings, Inc	8,700	105,975
Taisho Pharmaceutical Holdings Co. Ltd	34	2,272
Takeda Pharmaceutical Co. Ltd	11,000	500,789
TDK Corp	2,000	72,516
Terumo Corp	2,700	129,796
TOHO GAS Co. Ltd	28,000	139,736
Tohoku Electric Power Co., Inc.*	5,800	63,739
Tokio Marine Holdings, Inc	8,500	262,745
Tokyo Electric Power Co., (The), Inc.*	25,900	131,895
Tokyo Electron Ltd	2,900	120,950
Tokyo Gas Co. Ltd	3,000	15,583
Tokyu Corp	26,600	170,949
Toppan Printing Co. Ltd	28,000	206,182
Toray Industries, Inc	28,200	173,477
Toshiba Corp	56,000	223,007
Toyota Industries Corp	2,900	117,849
Toyota Motor Corp	34,300	2,075,083
Toyota Tsusho Corp	2,900	66,840
Trend Micro, Inc	100	3,504
Unicharm Corp	2,900	150,634
West Japan Railway Co	2,700	111,646
Yahoo Japan Corp	174	86,304
Yakult Honsha Co. Ltd	2,900	123,018
Yamaguchi Financial Group, Inc	25,400	236,965
Yamaha Corp	3,500	44,274
Yamaha Motor Co. Ltd	3,000	39,018
Yamato Holdings Co. Ltd	3,000	64,592

		28,824,920

Luxembourg - 0.1%
Millicom International Cellular SA	765	62,102
SES SA	634	18,627

		80,729

Netherlands - 4.7%
Aegon NV	14,139	100,834
Akzo Nobel NV	3,530	207,588
ASML Holding NV	3,495	306,297
European Aeronautic Defence and Space Co. NV	6,931	399,437
Fugro NV	1,851	113,744
Gemalto NV	867	99,771
Heineken Holding NV	1,967	118,702
Heineken NV	4,170	286,311
ING Groep NV*	44,484	482,979
Koninklijke Ahold NV	15,009	239,131
Koninklijke DSM NV	2,057	151,727
Koninklijke KPN NV*	39,111	114,237
Koninklijke Philips NV	11,909	368,148

Randstad Holding NV	2,929	136,050
Royal Dutch Shell PLC, Class A	45,500	1,471,915
Royal Dutch Shell PLC, Class B	31,721	1,068,198
Tenaris SA	2,401	53,026
TNT Express NV	5,829	51,385
Unilever NV	20,472	769,090
Ziggo NV	2,070	82,088

		6,620,658

New Zealand - 0.1%
Contact Energy Ltd	14,699	60,204
Fletcher Building Ltd	5,625	38,080

		98,284

Norway - 0.9%
ArcelorMittal	10,481	134,547
DNB ASA	16,755	260,092
Seadrill Ltd	5,926	273,455
Statoil ASA	12,515	274,846
Telenor ASA	13,313	276,707
Yara International ASA	2,290	90,555

		1,310,202

Portugal - 0.1%
Galp Energia SGPS SA	2,663	44,822
Jeronimo Martins SGPS SA	5,829	113,170

		157,992

Singapore - 1.5%
CapitaLand Ltd	29,100	69,579
City Developments Ltd	27,000	211,030
DBS Group Holdings Ltd	28,000	346,817
Global Logistic Properties Ltd	66,000	139,699
Golden Agri-Resources Ltd	24,000	10,536
Hutchison Port Holdings Trust, Class U	231,789	171,524
Jardine Cycle & Carriage Ltd	300	7,801
Keppel Corp. Ltd	2,000	15,836
Keppel REIT	160	151
Olam International Ltd	30,000	33,749
Oversea-Chinese Banking Corp. Ltd	29,000	224,843
Sembcorp Industries Ltd	28,100	107,721
SembCorp Marine Ltd	28,200	92,408
Singapore Technologies Engineering Ltd	28,800	89,407
Singapore Telecommunications Ltd	86,000	236,642
United Overseas Bank Ltd	25,000	389,816

		2,147,559

Spain - 2.9%
Acciona SA	1,072	54,852
Amadeus IT Holding SA, Class A	4,623	149,328
Banco Bilbao Vizcaya Argentaria SA	67,019	639,516
Banco Popular Espanol SA*	15,313	71,907
Banco Santander SA	142,597	1,006,395
Bankia SA*	430	401
Distribuidora Internacional de Alimentacion SA	7,088	56,020
Enagas SA	3,796	86,192
Ferrovial SA	6,769	112,275
Gas Natural SDG SA	4,087	80,051
Grifols SA	1,819	73,060
Iberdrola SA	56,754	300,936
Inditex SA	3,213	425,283
Red Electrica Corp. SA	2,030	105,292
Repsol SA	9,669	224,336
Telefonica SA*	54,494	740,026
Zardoya Otis SA	2,929	43,163

		4,169,033

Sweden - 3.2%
Assa Abloy AB, Class B	4,255	181,183
Atlas Copco AB, Class A	10,999	297,241
Atlas Copco AB, Class B	4,636	113,813
Boliden AB	2,929	42,759
Electrolux AB	2,690	71,153
Hennes & Mauritz AB, Class B	11,795	433,368
Hexagon AB, Class B	4,284	123,012
Husqvarna AB, Class B	8,699	54,788
Investment AB Kinnevik, Class B	2,842	88,768
Investor AB, Class B	5,477	157,847
Lundin Petroleum AB*	2,900	62,180
Nordea Bank AB	30,510	355,171
Sandvik AB	16,251	217,380
Scania AB, Class B	3,853	77,033
Securitas AB, Class B	3,161	33,316
Skandinaviska Enskilda Banken AB, Class A	23,469	240,981
Skanska AB, Class B	4,574	81,923
SKF AB, Class B	5,133	135,928
Svenska Handelsbanken AB, Class A	7,904	339,185
Swedbank AB, Class A	13,883	314,221
Swedish Match AB	3,883	135,579
Tele2 AB, Class B	5,173	65,020
Telefonaktiebolaget LM Ericsson, Class B	35,900	421,980
TeliaSonera AB	31,663	226,746
Volvo AB, Class B	20,881	300,894

		4,571,469

Switzerland - 9.7%
ABB Ltd.*	28,211	603,363
Adecco SA*	1,616	101,776
Aryzta AG*	894	57,073
Baloise Holding AG	2,287	242,108
Cie Financiere Richemont SA	6,245	593,324
Credit Suisse Group AG*	17,625	508,036
Geberit AG	465	113,145
Givaudan SA*	59	79,453
Glencore Xstrata PLC*	118,893	562,323
Holcim Ltd.*	2,882	195,602
Julius Baer Group Ltd.*	2,638	116,243

Kuehne + Nagel International AG	708	88,191
Lonza Group AG*	646	45,754
Nestle SA	37,443	2,456,763
Novartis AG	27,617	2,013,879
Pargesa Holding SA	1,477	105,007
Partners Group Holding AG	215	55,110
Roche Holding AG	8,437	2,104,602
Schindler Holding AG	1,276	172,657
Schindler Holding AG Participation Certificates	610	84,113
SGS SA	58	132,089
Sika AG	29	79,415
Sonova Holding AG*	639	70,737
STMicroelectronics NV	6,769	54,053
Sulzer AG	230	33,544
Swatch Group AG (The)	643	292,362
Swiss Life Holding AG*	927	173,654
Swiss Prime Site AG*	75	5,505
Swiss Re AG*	4,181	320,838
Swisscom AG	290	131,403
Syngenta AG	1,177	461,465
Transocean Ltd	4,226	191,986
UBS AG*	44,377	859,449
Wolseley PLC	3,331	168,282
Zurich Insurance Group AG*	1,967	489,609

		13,762,913

United Kingdom - 19.1%
3i Group PLC	14,034	77,968
Aggreko PLC	3,269	82,422
Anglo American PLC	17,006	389,645
Antofagasta PLC	1,941	25,718
ARM Holdings PLC	17,029	230,910
Associated British Foods PLC	4,331	123,831
AstraZeneca PLC	15,974	786,706
Aviva PLC	42,095	252,326
Babcock International Group PLC	3,722	65,639
BAE Systems PLC	53,652	361,760
Barclays PLC	149,047	654,473
BG Group PLC	40,932	778,310
BHP Billiton PLC	25,486	741,723
BP PLC	230,493	1,593,795
British American Tobacco PLC	23,775	1,199,269
British Land Co. PLC REIT	13,052	112,864
British Sky Broadcasting Group PLC	17,109	222,582
BT Group PLC	91,716	462,354
Burberry Group PLC	5,245	124,685
Capita PLC	7,961	117,634
Carnival PLC	1,506	56,292
Centrica PLC	61,624	368,527
Cobham PLC	13,101	57,801
Compass Group PLC	26,744	354,768
Diageo PLC	31,264	956,394
Fresnillo PLC	2,929	59,144
G4S PLC	5,945	23,954
GKN PLC	20,385	103,617
GlaxoSmithKline PLC	59,073	1,506,371
Hammerson PLC REIT	6,495	48,665
HSBC Holdings PLC	221,796	2,323,514
IMI PLC	2,059	45,788
Imperial Tobacco Group PLC	11,274	372,486
InterContinental Hotels Group PLC	3,263	91,171
Intertek Group PLC	807	40,044
Invensys PLC	9,303	70,484
Investec PLC	8,265	52,642
ITV PLC	44,578	113,709
J Sainsbury PLC	14,473	86,261
Johnson Matthey PLC	2,805	123,495
Kingfisher PLC	28,422	169,574
Land Securities Group PLC REIT	12,877	176,207
Legal & General Group PLC	51,884	150,195
Lloyds Banking Group PLC*	545,969	613,833
Marks & Spencer Group PLC	19,297	141,059
Meggitt PLC	9,536	77,805
National Grid PLC	44,682	514,132
Next PLC	1,941	147,209
Old Mutual PLC	59,413	166,650
Pearson PLC	12,148	239,274
Prudential PLC	36,459	609,072
Randgold Resources Ltd	894	70,449
Reckitt Benckiser Group PLC	8,605	584,744
Reed Elsevier PLC	14,234	174,591
Rexam PLC	10,466	79,133
Rio Tinto PLC	15,915	718,443
Rolls-Royce Holdings PLC*	30,353	523,060
Royal Bank of Scotland Group PLC*	27,783	143,675
SABMiller PLC	13,140	625,957
Sage Group PLC (The)	10,290	54,871
Schroders PLC	1,362	48,820
Segro PLC REIT	5,915	26,766
Serco Group PLC	2,377	20,168
Severn Trent PLC	2,929	76,619
Smith & Nephew PLC	9,333	108,474
Smiths Group PLC	3,356	66,674
SSE PLC	12,671	306,913
Standard Chartered PLC	31,458	702,490
Standard Life PLC	14,470	74,268
Subsea 7 SA	3,211	65,848
Tate & Lyle PLC	7,424	92,614
Tesco PLC	95,443	542,154
TUI Travel PLC	20,356	108,643
Tullow Oil PLC	11,919	186,185
Unilever PLC	18,933	721,478

Vedanta Resources PLC	2,929	52,744
Vodafone Group PLC	589,055	1,882,760
Weir Group PLC (The)	3,132	105,566
Whitbread PLC	2,929	139,803
WM Morrison Supermarkets PLC	26,891	120,934
WPP PLC	18,412	340,969

		27,030,564

TOTAL COMMON STOCKS
(Cost $137,766,447)		137,979,390

PREFERRED STOCKS - 0.7%
Germany - 0.7%
Bayerische Motoren Werke AG	113	8,286
Henkel AG & Co. KGaA	4,038	391,189
Porsche Automobil Holding SE	1,738	146,091
RWE AG - Non Vote	2,753	74,789
Volkswagen AG	1,704	387,585

		1,007,940

United Kingdom - 0.0% (b)
Rolls-Royce Holdings PLC, Class C*	757,078	1,173

TOTAL PREFERRED STOCKS
(Cost $985,220)		1,009,113

RIGHTS - 0.0% (b)
Italy - 0.0% (b)
Fiat Industrial SpA*, expires 10/10/13 (Cost $0)	9,096	5

TOTAL INVESTMENTS - 98.2%
(Cost $138,751,667) (c)		$138,988,508
Other assets less liabilities - 1.8%		2,593,896

NET ASSETS - 100.0%		$141,582,404

As of August 31, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
E-mini MSCI EAFE Futures	29	$2,452,965	9/20/2013	$(34,925)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2013.

For the three-month period ended August 31, 2013 the average monthly volume of futures contracts was $2,165,642 at contract value.

As of August 31, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2013	AUD	5,475,000	USD	4,902,370	$30,617
Barclays Bank PLC	9/4/2013	AUD	7,655	USD	7,000	189
Barclays Bank PLC	9/4/2013	AUD	7,790	USD	7,000	69
Barclays Bank PLC	9/4/2013	AUD	421,000	USD	379,734	5,121
JP Morgan & Chase Co.	9/4/2013	AUD	5,475,000	USD	4,902,419	30,666
JP Morgan & Chase Co.	9/4/2013	AUD	419,000	USD	381,558	8,725
JP Morgan & Chase Co.	9/4/2013	AUD	419,000	USD	378,345	5,511
JP Morgan & Chase Co.	9/4/2013	AUD	7,755	USD	7,000	100

Barclays Bank PLC	9/4/2013	CHF	5,560,000	USD	5,985,381	9,581
Barclays Bank PLC	9/4/2013	CHF	5,000	USD	5,372	(2)
Barclays Bank PLC	9/4/2013	CHF	7,395	USD	8,000	52
Barclays Bank PLC	9/4/2013	CHF	7,401	USD	8,000	45
Barclays Bank PLC	9/4/2013	CHF	432,000	USD	468,440	4,133
JP Morgan & Chase Co.	9/4/2013	CHF	5,560,000	USD	5,985,297	9,497
JP Morgan & Chase Co.	9/4/2013	CHF	428,000	USD	463,273	3,265
JP Morgan & Chase Co.	9/4/2013	CHF	431,000	USD	468,020	4,788
JP Morgan & Chase Co.	9/4/2013	CHF	7,385	USD	8,000	63
Barclays Bank PLC	9/4/2013	DKK	4,461,000	USD	794,836	4,445
Barclays Bank PLC	9/4/2013	DKK	5,584	USD	1,000	11
Barclays Bank PLC	9/4/2013	DKK	5,587	USD	1,000	10
Barclays Bank PLC	9/4/2013	DKK	352,000	USD	63,099	732
JP Morgan & Chase Co.	9/4/2013	DKK	4,461,000	USD	794,789	4,398
JP Morgan & Chase Co.	9/4/2013	DKK	356,000	USD	63,679	604
JP Morgan & Chase Co.	9/4/2013	DKK	351,000	USD	62,991	801
JP Morgan & Chase Co.	9/4/2013	DKK	5,581	USD	1,000	11
Barclays Bank PLC	9/4/2013	EUR	14,303,000	USD	18,994,198	90,406
Barclays Bank PLC	9/4/2013	EUR	19,470	USD	26,000	267
Barclays Bank PLC	9/4/2013	EUR	19,477	USD	26,000	258
Barclays Bank PLC	9/4/2013	EUR	1,108,000	USD	1,481,595	17,189
JP Morgan & Chase Co.	9/4/2013	EUR	14,303,000	USD	18,994,055	90,263
JP Morgan & Chase Co.	9/4/2013	EUR	1,108,000	USD	1,477,961	13,555
JP Morgan & Chase Co.	9/4/2013	EUR	1,109,000	USD	1,484,474	18,746
JP Morgan & Chase Co.	9/4/2013	EUR	19,451	USD	26,000	292
Barclays Bank PLC	9/4/2013	GBP	9,330,000	USD	14,141,406	(316,761)
Barclays Bank PLC	9/4/2013	GBP	12,139	USD	19,000	189
Barclays Bank PLC	9/4/2013	GBP	12,222	USD	19,000	61
Barclays Bank PLC	9/4/2013	GBP	697,000	USD	1,085,655	5,554
JP Morgan & Chase Co.	9/4/2013	GBP	9,330,000	USD	14,141,444	(316,724)
JP Morgan & Chase Co.	9/4/2013	GBP	694,000	USD	1,086,263	10,811
JP Morgan & Chase Co.	9/4/2013	GBP	697,000	USD	1,085,969	5,868
JP Morgan & Chase Co.	9/4/2013	GBP	8,987	USD	14,000	73
JP Morgan & Chase Co.	9/4/2013	GBP	12,207	USD	19,000	84
The Bank of New York Mellon	9/4/2013	GBP	5,000	USD	7,734	(14)
Barclays Bank PLC	9/4/2013	HKD	14,442,000	USD	1,862,443	3
Barclays Bank PLC	9/4/2013	HKD	23,263	USD	3,000	—
Barclays Bank PLC	9/4/2013	HKD	23,268	USD	3,000	(1)
Barclays Bank PLC	9/4/2013	HKD	1,089,000	USD	140,412	(26)
JP Morgan & Chase Co.	9/4/2013	HKD	14,442,000	USD	1,862,433	(8)
JP Morgan & Chase Co.	9/4/2013	HKD	1,114,000	USD	143,661	(1)
JP Morgan & Chase Co.	9/4/2013	HKD	1,083,000	USD	139,657	(7)
JP Morgan & Chase Co.	9/4/2013	HKD	155,110	USD	20,000	(3)
JP Morgan & Chase Co.	9/4/2013	HKD	23,268	USD	3,000	(1)
The Bank of New York Mellon	9/4/2013	HKD	70,000	USD	9,027	—
Barclays Bank PLC	9/4/2013	ILS	863,000	USD	241,961	4,380
Barclays Bank PLC	9/4/2013	ILS	65,000	USD	18,007	113
JP Morgan & Chase Co.	9/4/2013	ILS	863,000	USD	241,984	4,403
JP Morgan & Chase Co.	9/4/2013	ILS	68,000	USD	19,019	298
JP Morgan & Chase Co.	9/4/2013	ILS	65,000	USD	18,085	191
JP Morgan & Chase Co.	9/4/2013	ILS	97,329	USD	27,000	206
The Bank of New York Mellon	9/4/2013	ILS	40,000	USD	11,058	46
Barclays Bank PLC	9/4/2013	JPY	1,337,931,000	USD	13,605,294	(21,580)
Barclays Bank PLC	9/4/2013	JPY	1,860,556	USD	19,000	50
Barclays Bank PLC	9/4/2013	JPY	1,781,946	USD	18,000	(149)
Barclays Bank PLC	9/4/2013	JPY	99,926,000	USD	1,015,073	(2,677)
JP Morgan & Chase Co.	9/4/2013	JPY	1,337,931,000	USD	13,605,142	(21,732)
JP Morgan & Chase Co.	9/4/2013	JPY	122,925,750	USD	1,250,000	(2,003)
JP Morgan & Chase Co.	9/4/2013	JPY	100,890,000	USD	1,034,987	7,419
JP Morgan & Chase Co.	9/4/2013	JPY	100,149,000	USD	1,014,815	(5,207)
JP Morgan & Chase Co.	9/4/2013	JPY	1,874,766	USD	19,000	(95)
The Bank of New York Mellon	9/4/2013	JPY	102,000,000	USD	1,039,597	724
Barclays Bank PLC	9/4/2013	NOK	3,371,000	USD	569,293	18,544
Barclays Bank PLC	9/4/2013	NOK	5,912	USD	1,000	34
Barclays Bank PLC	9/4/2013	NOK	6,056	USD	1,000	11
Barclays Bank PLC	9/4/2013	NOK	261,000	USD	43,200	558
JP Morgan & Chase Co.	9/4/2013	NOK	3,371,000	USD	569,237	18,488
JP Morgan & Chase Co.	9/4/2013	NOK	262,000	USD	44,276	1,471
JP Morgan & Chase Co.	9/4/2013	NOK	260,000	USD	43,207	729
JP Morgan & Chase Co.	9/4/2013	NOK	6,045	USD	1,000	12
Barclays Bank PLC	9/4/2013	NZD	57,000	USD	45,265	1,227
Barclays Bank PLC	9/4/2013	NZD	4,000	USD	3,139	49
JP Morgan & Chase Co.	9/4/2013	NZD	57,000	USD	45,264	1,226
JP Morgan & Chase Co.	9/4/2013	NZD	4,000	USD	3,225	134
JP Morgan & Chase Co.	9/4/2013	NZD	4,000	USD	3,126	35
Barclays Bank PLC	9/4/2013	SEK	14,178,000	USD	2,167,625	28,499
Barclays Bank PLC	9/4/2013	SEK	19,569	USD	3,000	48
Barclays Bank PLC	9/4/2013	SEK	19,578	USD	3,000	46
Barclays Bank PLC	9/4/2013	SEK	1,084,000	USD	166,404	2,854
JP Morgan & Chase Co.	9/4/2013	SEK	14,178,000	USD	2,167,426	28,300

JP Morgan & Chase Co.	9/4/2013	SEK	1,091,000	USD	167,717	3,111
JP Morgan & Chase Co.	9/4/2013	SEK	1,083,000	USD	166,830	3,431
JP Morgan & Chase Co.	9/4/2013	SEK	19,560	USD	3,000	49
Barclays Bank PLC	9/4/2013	SGD	1,315,000	USD	1,032,223	1,331
Barclays Bank PLC	9/4/2013	SGD	1,276	USD	1,000	—
Barclays Bank PLC	9/4/2013	SGD	1,282	USD	1,000	(5)
Barclays Bank PLC	9/4/2013	SGD	91,000	USD	71,043	(296)
JP Morgan & Chase Co.	9/4/2013	SGD	1,315,000	USD	1,032,226	1,334
JP Morgan & Chase Co.	9/4/2013	SGD	191,092	USD	150,000	194
JP Morgan & Chase Co.	9/4/2013	SGD	95,000	USD	74,414	(62)
JP Morgan & Chase Co.	9/4/2013	SGD	92,000	USD	71,958	(165)
JP Morgan & Chase Co.	9/4/2013	SGD	15,356	USD	12,000	(38)
JP Morgan & Chase Co.	9/4/2013	SGD	1,282	USD	1,000	(5)
The Bank of New York Mellon	9/4/2013	SGD	185,000	USD	144,899	(131)
Barclays Bank PLC	9/4/2013	USD	5,264,697	AUD	5,911,445	(4,588)
JP Morgan & Chase Co.	9/4/2013	USD	5,629,226	AUD	6,320,755	(4,906)
Barclays Bank PLC	9/4/2013	USD	6,447,713	CHF	6,011,796	13,670
JP Morgan & Chase Co.	9/4/2013	USD	52,000	CHF	47,995	(415)
JP Morgan & Chase Co.	9/4/2013	USD	6,840,888	CHF	6,378,389	14,504
Barclays Bank PLC	9/4/2013	USD	852,737	DKK	4,824,171	2,000
JP Morgan & Chase Co.	9/4/2013	USD	4,000	DKK	22,308	(47)
JP Morgan & Chase Co.	9/4/2013	USD	910,561	DKK	5,151,273	2,131
Barclays Bank PLC	9/4/2013	USD	132,420	EUR	100,000	(253)
Barclays Bank PLC	9/4/2013	USD	20,240,594	EUR	15,349,947	46,913
JP Morgan & Chase Co.	9/4/2013	USD	160,000	EUR	119,626	(1,894)
JP Morgan & Chase Co.	9/4/2013	USD	21,651,346	EUR	16,419,825	50,183
Barclays Bank PLC	9/4/2013	USD	15,548,349	GBP	10,051,361	27,670
JP Morgan & Chase Co.	9/4/2013	USD	16,617,046	GBP	10,742,194	29,518
The Bank of New York Mellon	9/4/2013	USD	7,690	GBP	5,000	58
Barclays Bank PLC	9/4/2013	USD	2,008,876	HKD	15,577,531	2
JP Morgan & Chase Co.	9/4/2013	USD	2,168,767	HKD	16,817,378	2
The Bank of New York Mellon	9/4/2013	USD	9,026	HKD	70,000	1
Barclays Bank PLC	9/4/2013	USD	256,548	ILS	928,000	(1,074)
JP Morgan & Chase Co.	9/4/2013	USD	302,245	ILS	1,093,329	(1,256)
The Bank of New York Mellon	9/4/2013	USD	11,274	ILS	40,000	(262)
Barclays Bank PLC	9/4/2013	USD	14,692,088	JPY	1,441,499,502	(10,365)
JP Morgan & Chase Co.	9/4/2013	USD	60,000	JPY	5,911,860	213
JP Morgan & Chase Co.	9/4/2013	USD	16,897,269	JPY	1,657,858,656	(11,921)
The Bank of New York Mellon	9/4/2013	USD	1,045,530	JPY	102,000,000	(6,656)
Barclays Bank PLC	9/4/2013	USD	594,574	NOK	3,643,968	771
JP Morgan & Chase Co.	9/4/2013	USD	13,000	NOK	78,511	(173)
JP Morgan & Chase Co.	9/4/2013	USD	623,386	NOK	3,820,534	807
Barclays Bank PLC	9/4/2013	USD	47,184	NZD	61,000	(56)
JP Morgan & Chase Co.	9/4/2013	USD	50,278	NZD	65,000	(59)
Barclays Bank PLC	9/4/2013	USD	2,304,983	SEK	15,301,147	3,599
JP Morgan & Chase Co.	9/4/2013	USD	2,466,234	SEK	16,371,560	3,848
Barclays Bank PLC	9/4/2013	USD	153,907	SGD	195,000	(1,037)
Barclays Bank PLC	9/4/2013	USD	950,520	SGD	1,213,557	846
JP Morgan & Chase Co.	9/4/2013	USD	1,339,144	SGD	1,709,730	1,195
The Bank of New York Mellon	9/4/2013	USD	145,999	SGD	185,000	(968)
Barclays Bank PLC	10/3/2013	AUD	6,171,000	USD	5,485,285	4,753
JP Morgan & Chase Co.	10/3/2013	AUD	6,171,000	USD	5,485,278	4,746
Barclays Bank PLC	10/3/2013	CHF	6,166,000	USD	6,614,510	(14,208)
JP Morgan & Chase Co.	10/3/2013	CHF	6,166,000	USD	6,614,482	(14,236)
Barclays Bank PLC	10/3/2013	DKK	5,111,000	USD	903,649	(2,153)
JP Morgan & Chase Co.	10/3/2013	DKK	5,111,000	USD	903,613	(2,189)
Barclays Bank PLC	10/3/2013	EUR	15,970,000	USD	21,059,958	(49,023)
JP Morgan & Chase Co.	10/3/2013	EUR	15,970,000	USD	21,059,799	(49,183)
Barclays Bank PLC	10/3/2013	GBP	10,271,000	USD	15,884,410	(28,396)
JP Morgan & Chase Co.	10/3/2013	GBP	10,271,000	USD	15,884,307	(28,499)
Barclays Bank PLC	10/3/2013	HKD	15,892,000	USD	2,049,615	(23)
JP Morgan & Chase Co.	10/3/2013	HKD	15,892,000	USD	2,049,599	(40)
Barclays Bank PLC	10/3/2013	ILS	976,000	USD	269,554	1,078
JP Morgan & Chase Co.	10/3/2013	ILS	976,000	USD	269,580	1,104
Barclays Bank PLC	10/3/2013	JPY	1,455,279,000	USD	14,834,346	10,328
JP Morgan & Chase Co.	10/3/2013	JPY	1,455,279,000	USD	14,834,195	10,177
Barclays Bank PLC	10/3/2013	NOK	3,907,000	USD	636,796	(829)
JP Morgan & Chase Co.	10/3/2013	NOK	3,907,000	USD	636,779	(847)
Barclays Bank PLC	10/3/2013	NZD	66,000	USD	50,949	59
JP Morgan & Chase Co.	10/3/2013	NZD	66,000	USD	50,949	58
Barclays Bank PLC	10/3/2013	SEK	15,738,000	USD	2,369,207	(3,736)
JP Morgan & Chase Co.	10/3/2013	SEK	15,738,000	USD	2,369,130	(3,813)
Barclays Bank PLC	10/3/2013	SGD	1,370,000	USD	1,073,029	(1,014)
JP Morgan & Chase Co.	10/3/2013	SGD	1,370,000	USD	1,073,041	(1,001)

						$(195,981)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2013.

For the three-month period ended August 31, 2013 the average monthly volume of forward foreign currency contracts was $125,259,337 at market value.

Currency Abbreviations

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - Pound Sterling

HKD - Hong Kong Dollar

ILS - Israeli New Sheqel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - U.S. Dollar

*	Non-income producing security.

REIT - Real Estate Investment Trust.

(a)	Affiliated company. The Sub-Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2013
Deutsche Bank AG	$300,180	$281,246	$(11,966)	$(39,203)	$(2,983)	$527,274

(b)	Less than 0.1%
(c)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $139,033,462. The net unrealized depreciation was $44,954 which consisted of aggregate gross unrealized appreciation of $3,760,593 and aggregate gross unrealized depreciation of $3,805,547.

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Emerging Markets Hedged Equity Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 91.7%
Brazil - 5.8%
Banco Bradesco SA	2,652	$35,123
Banco do Brasil SA	2,807	27,118
Banco Santander Brasil SA	4,611	26,360
BM&FBOVESPA SA	11,627	56,967
BR Malls Participacoes SA	3,608	27,371
BRF SA	4,811	111,304
CCR SA	6,415	46,648
Centrais Eletricas Brasileiras SA	3,207	6,653
Cia Siderurgica Nacional SA	5,813	20,514
Cielo SA	2,758	67,518
Cosan SA Industria e Comercio	802	13,976
CPFL Energia SA	1,604	13,110
Duratex SA	3,969	20,095
EcoRodovias Infraestrutura e Logistica SA	1,604	10,286
EDP - Energias do Brasil SA	1,203	5,395
Embraer SA	5,212	42,772
JBS SA	6,014	18,552
Localiza Rent a Car SA	842	10,993
Lojas Renner SA	1,804	43,392
Multiplan Empreendimentos Imobiliarios SA	401	8,057
Natura Cosmeticos SA	1,604	30,097
Petroleo Brasileiro SA	11,894	79,610
Souza Cruz SA	1,203	12,605
Tim Participacoes SA	4,009	15,761
Totvs SA	1,203	18,857
Tractebel Energia SA	802	11,496
Ultrapar Participacoes SA	2,406	52,336
Vale SA	7,417	106,999

		939,965

Chile - 1.9%
AES Gener SA	27,781	17,941
Banco de Credito e Inversiones	420	20,066
Banco Santander Chile	242,478	13,553
CAP SA	402	8,574
Cencosud SA	5,442	21,969
Colbun SA	42,169	10,854
Corpbanca	765,887	7,275
E.CL SA	4,418	5,766
Empresa Nacional de Electricidad SA	21,434	29,225
Empresas CMPC SA	7,831	23,109
Empresas Copec SA	2,137	28,394
Enersis SA	92,247	29,190
ENTEL Chile SA	803	12,719
LATAM Airlines Group SA	1,544	19,400
SACI Falabella	6,698	66,291

		314,326

China - 19.5%
Agile Property Holdings Ltd	5,078	5,409
Agricultural Bank of China Ltd., Class H	80,182	34,433
Air China Ltd., Class H	12,161	7,763
Anhui Conch Cement Co. Ltd., Class H	10,023	32,378
Anta Sports Products Ltd	20,046	25,903
Bank of China Ltd., Class H	401,343	168,726
Bank of Communications Co. Ltd., Class H	44,100	29,118
Beijing Enterprises Holdings Ltd	3,207	22,746
Belle International Holdings Ltd., Class A	20,046	27,712
Brilliance China Automotive Holdings Ltd.*	4,544	6,680
Byd Co. Ltd., Class H*	6,147	22,077
China CITIC Bank Corp. Ltd., Class H	40,091	19,129
China Communications Construction Co. Ltd., Class H	24,055	18,426
China Communications Services Corp. Ltd., Class H	28,000	18,812
China Construction Bank Corp., Class H	337,129	246,942
China Gas Holdings Ltd	48,037	50,115
China Life Insurance Co. Ltd., Class H	36,122	88,693
China Longyuan Power Group Corp., Class H	36,082	38,109
China Mengniu Dairy Co. Ltd	13,364	56,527
China Merchants Bank Co. Ltd., Class H	18,041	31,269
China Minsheng Banking Corp. Ltd., Class H	34,077	36,650
China Mobile Ltd	26,679	286,764
China National Building Material Co. Ltd., Class H	13,364	12,288
China Overseas Land & Investment Ltd	24,081	71,736
China Pacific Insurance Group Co. Ltd., Class H	9,633	32,174
China Petroleum & Chemical Corp., Class H	104,236	75,141
China Resources Cement Holdings Ltd	12,428	7,885
China Resources Enterprise Ltd	8,028	22,880
China Resources Power Holdings Co. Ltd	11,894	27,302
China Shanshui Cement Group Ltd	26,728	10,616
China Shenhua Energy Co. Ltd., Class H	16,037	49,841
China State Construction International Holdings Ltd	11,894	19,204
China Telecom Corp. Ltd., Class H	72,164	36,387
CNOOC Ltd	76,173	151,276

Country Garden Holdings Co. Ltd.	76,345	47,750
Dongfeng Motor Group Co. Ltd., Class H	24,081	33,352
ENN Energy Holdings Ltd	1,203	5,973
Fosun International Ltd	50,114	36,514
Great Wall Motor Co. Ltd., Class H	17,239	87,813
Guangdong Investment Ltd	24,188	20,026
Hengan International Group Co. Ltd	2,676	29,316
Industrial and Commercial Bank of China Ltd., Class H	280,941	184,409
Intime Retail Group Co. Ltd	6,949	8,137
Kunlun Energy Co. Ltd	16,037	23,370
Lee & Man Paper Manufacturing Ltd	68,155	40,342
Lenovo Group Ltd	32,109	31,055
Longfor Properties Co. Ltd	12,963	21,665
Nine Dragons Paper Holdings Ltd	32,073	21,797
Parkson Retail Group Ltd	28,064	11,038
PetroChina Co. Ltd., Class H	120,273	130,906
PICC Property & Casualty Co. Ltd., Class H	24,081	33,539
Ping An Insurance Group Co. of China Ltd., Class H	8,028	56,267
Poly Property Group Co. Ltd	32,073	19,398
Shanghai Industrial Holdings Ltd	12,027	39,395
Shenzhou International Group Holdings Ltd	2,000	6,499
Shougang Fushan Resources Group Ltd	19,912	6,676
Sihuan Pharmaceutical Holdings Group Ltd	65,967	49,255
Sino Biopharmaceutical Ltd	84,669	60,490
Sinopharm Group Co. Ltd., Class H	3,479	8,722
Soho China Ltd	48,109	40,885
Tencent Holdings Ltd	2,512	117,786
Tingyi Cayman Islands Holding Corp	16,037	39,708
Tsingtao Brewery Co. Ltd., Class H	5,069	37,554
Uni-President China Holdings Ltd	33,276	28,451
Want Want China Holdings Ltd	44,100	65,401
Wumart Stores, Inc., Class H	9,756	18,469
Zhongsheng Group Holdings Ltd	12,161	16,122

		3,169,191

Colombia - 0.6%
Almacenes Exito SA	803	13,286
Cementos Argos SA	2,009	9,521
Grupo de Inversiones Suramericana SA	1,808	35,806
Interconexion Electrica SA ESP	3,213	15,359
ISAGEN SA ESP*	15,263	24,202

		98,174

Czech Republic - 0.1%
CEZ AS	803	18,579
Telefonica Czech Republic AS	201	3,006

		21,585

Egypt - 0.1%
Telecom Egypt Co	9,823	17,521

Hungary - 0.9%
MOL Hungarian Oil and Gas PLC	2,110	149,896

India - 4.6%
Axis Bank Ltd. GDR	6,825	84,084
Dr. Reddy’s Laboratories Ltd., ADR	2,614	86,968
HDFC Bank Ltd., ADR	4,420	128,091
ICICI Bank Ltd., ADR	2,411	62,734
Infosys Ltd., ADR	1,207	55,969
Larsen & Toubro Ltd. GDR	5,725	61,258
Reliance Industries Ltd. GDR, 144A	6,023	151,539
Tata Motors Ltd., ADR	2,410	53,791
Wipro Ltd., ADR	7,234	65,250

		749,684

Indonesia - 2.7%
Adaro Energy Tbk PT	118,937	10,129
Astra Agro Lestari Tbk PT	4,009	7,251
Astra International Tbk PT	100,337	55,590
Bank Central Asia Tbk PT	58,132	48,178
Bank Danamon Indonesia Tbk PT	56,127	20,816
Bank Mandiri Persero Tbk PT	50,114	32,583
Bank Negara Indonesia Persero Tbk PT	38,087	13,428
Bank Rakyat Indonesia Persero Tbk PT	54,123	32,713
Charoen Pokphand Indonesia Tbk PT	71,362	22,055
Gudang Garam Tbk PT	3,207	11,145
Indo Tambangraya Megah Tbk PT	5,212	15,297
Indosat Tbk PT	26,059	9,844
Perusahaan Gas Negara Persero Tbk PT	86,196	42,624
Semen Indonesia Persero Tbk PT	16,037	18,504
Telekomunikasi Indonesia Persero Tbk PT	240,805	48,513
Unilever Indonesia Tbk PT	8,028	22,937
United Tractors Tbk PT	16,037	23,204
XL Axiata Tbk PT	17,239	7,065

		441,876

Malaysia - 5.1%
AirAsia Bhd	12,400	9,740

AMMB Holdings Bhd	8,800	19,905
Axiata Group Bhd	13,200	27,085
British American Tobacco Malaysia Bhd	3,100	58,645
CIMB Group Holdings Bhd	23,300	51,640
DiGi.Com Bhd	22,100	31,622
Genting Malaysia Bhd	26,400	51,294
Hong Leong Bank Bhd	8,000	34,341
IOI Corp. Bhd	22,900	37,647
Kuala Lumpur Kepong Bhd	2,800	18,344
Lafarge Malaysia Bhd	14,400	41,472
Malayan Banking Bhd	15,600	47,492
Maxis Bhd	19,100	39,773
MMC Corp. Bhd	13,200	10,046
Petronas Chemicals Group Bhd	17,300	34,866
Petronas Dagangan Bhd	7,600	64,321
Petronas Gas Bhd	4,000	24,525
Public Bank Bhd	9,200	48,062
RHB Capital Bhd	3,600	8,198
Sime Darby Bhd	13,200	37,735
Telekom Malaysia Bhd	14,300	23,552
Tenaga Nasional Bhd	17,700	47,042
UMW Holdings Bhd	10,700	40,979
YTL Corp. Bhd	25,293	11,935
YTL Power International Bhd	17,300	8,427

		828,688

Mexico - 5.4%
Alfa SAB de CV, Class A	16,037	40,510
America Movil SAB de CV	226,610	218,112
Arca Continental SAB de CV	4,009	25,381
Cemex SAB de CV*	72,912	82,784
Coca-Cola Femsa SAB de CV	1,605	19,120
Fomento Economico Mexicano SAB de CV	9,237	87,442
Grupo Bimbo SAB de CV	8,836	25,693
Grupo Carso SAB de CV	3,608	17,817
Grupo Financiero Banorte SAB de CV, Class O	10,024	62,638
Grupo Financiero Inbursa SAB de CV, Class O	16,838	35,891
Grupo Financiero Santander Mexico SAB de CV, Class B	4,700	12,801
Grupo Mexico SAB de CV	19,466	55,655
Grupo Televisa SAB de CV	16,856	84,576
Industrias Penoles SAB de CV	1,083	33,055
Minera Frisco SAB de CV*	3,208	8,713
Wal-Mart de Mexico SAB de CV	30,118	72,224

		882,412

Peru - 0.2%
Cia de Minas Buenaventura SA, Class B, ADR	603	7,616
Southern Copper Corp	619	17,022

		24,638

Philippines - 1.2%
Aboitiz Power Corp	18,500	13,481
Ayala Land, Inc	45,600	27,094
Bank of the Philippine Islands	9,840	20,297
BDO Unibank, Inc	9,719	16,126
Energy Development Corp	81,100	10,474
Metropolitan Bank & Trust Company	9,919	18,126
Philippine Long Distance Telephone Co	400	25,812
SM Investments Corp	1,000	15,022
Universal Robina Corp	16,310	43,847

		190,279

Poland - 6.0%
Bank Pekao SA	2,646	142,450
Enea SA	13,098	58,357
Grupa Lotos SA*	803	9,463
Kernel Holding SA*	8,188	120,082
PGE SA*	20,410	107,289
Polski Koncern Naftowy Orlen SA	3,578	49,806
Powszechna Kasa Oszczednosci Bank Polski SA*	12,928	153,237
Powszechny Zaklad Ubezpieczen SA	1,904	257,996
Synthos SA	15,191	20,822
Tauron Polska Energia SA	5,221	6,914
Telekomunikacja Polska SA	20,734	49,076

		975,492

Russia - 4.7%
Gazprom OAO, ADR	7,501	58,958
LSR Group OJSC GDR	6,284	26,393
LUKOIL OAO, ADR	2,410	139,660
Magnit OJSC GDR	173	9,602
MMC Norilsk Nickel OJSC, ADR	7,597	98,685
Mobile TeleSystems OJSC, ADR	1,608	34,025
NovaTek OAO GDR	926	110,935
Rosneft Oil Co. GDR	19,681	144,655
Sistema JSFC GDR	336	7,439
Surgutneftegas OJSC, ADR	6,026	46,943
Tatneft, ADR	1,006	38,127
VTB Bank OJSC GDR	20,079	53,209

		768,631

South Africa - 2.3%
AngloGold Ashanti Ltd., ADR	3,425	45,792
Gold Fields Ltd., ADR	8,727	44,944
Impala Platinum Holdings Ltd., ADR	2,912	32,469
MTN Group Ltd., ADR	8,244	150,453
Sasol Ltd., ADR	2,014	94,275

		367,933

South Korea - 17.5%
Amorepacific Corp	28	22,702
Celltrion, Inc	246	9,995
Cheil Industries, Inc	882	70,160
Coway Co. Ltd	862	45,660
Daewoo Engineering & Construction Co. Ltd.*	1,200	7,978
Daewoo International Corp	400	12,612
DGB Financial Group, Inc	800	11,207
Doosan Corp	104	12,976
Doosan Heavy Industries & Construction Co. Ltd	400	15,369
Doosan Infracore Co. Ltd.*	400	4,883
E-Mart Co. Ltd	271	50,291
Hana Financial Group, Inc	1,120	35,314
Hankook Tire Co. Ltd	163	8,458
Hanwha Corp	400	11,747
Hanwha Life Insurance Co. Ltd	3,250	19,031
Hyundai Department Store Co. Ltd	72	9,632
Hyundai Engineering & Construction Co. Ltd	519	26,837
Hyundai Heavy Industries Co. Ltd	201	41,194
Hyundai Merchant Marine Co. Ltd.*	400	6,684
Hyundai Mipo Dockyard Co., Ltd	72	8,756
Hyundai Mobis	326	81,937
Hyundai Motor Co	783	175,639
Hyundai Steel Co	370	24,466
Hyundai Wia Corp	92	14,214
Kangwon Land, Inc	400	9,982
KB Financial Group, Inc	2,032	65,350
Kia Motors Corp	1,468	88,870
Korea Electric Power Corp.*	1,480	40,931
Korea Gas Corp	401	20,049
Korean Air Lines Co. Ltd.*	300	7,621
KT&G Corp	1,230	80,445
Kumho Petro Chemical Co. Ltd	51	4,236
LG Chem Ltd	221	57,238
LG Corp	535	32,291
LG Display Co. Ltd.*	1,280	33,786
LG Electronics, Inc	471	30,720
LG Household & Health Care Ltd	79	34,943
LG Uplus Corp.*	3,940	46,320
Lotte Chemical Corp	100	15,450
Lotte Shopping Co. Ltd	88	26,993
LS Corp	358	22,801
NCSoft Corp	80	11,675
Neo Holdings Co. Ltd.*	26	—
NHN Corp	117	47,061
NHN Entertainment Corp.*	54	5,267
OCI Co. Ltd	104	14,756
POSCO	314	91,225
Samsung C&T Corp	599	30,920
Samsung Card Co. Ltd	400	13,044
Samsung Electro-Mechanics Co. Ltd	414	30,433
Samsung Electronics Co. Ltd	536	660,555
Samsung Engineering Co. Ltd	12	910
Samsung Fire & Marine Insurance Co. Ltd	400	90,086
Samsung Heavy Industries Co. Ltd	960	34,161
Samsung Life Insurance Co. Ltd	1,335	127,480
Samsung SDI Co. Ltd	221	33,646
Shinhan Financial Group Co. Ltd	2,050	75,532
SK C&C Co. Ltd	100	9,864
SK Holdings Co. Ltd	213	35,883
SK Hynix, Inc.*	2,410	61,333
SK Innovation Co. Ltd	398	50,196
SK Networks Co. Ltd	1,200	7,135
SK Telecom Co. Ltd., ADR	803	17,610
S-Oil Corp	298	20,617
Woori Finance Holdings Co. Ltd	3,060	30,599

		2,845,756

Spain - 0.1%
Cemex Latam Holdings SA*	2,787	21,628

Taiwan - 8.7%
Advanced Semiconductor Engineering, Inc., ADR	56,705	242,130
AU Optronics Corp., ADR*	14,097	54,132
Chunghwa Telecom Co. Ltd., ADR	6,629	208,482
Hon Hai Precision Industry Co. Ltd. GDR	46,574	247,308
Siliconware Precision Industries Co., ADR	29,120	159,869
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,030	414,497
United Microelectronics Corp., ADR	50,505	98,990

		1,425,408

Thailand - 2.6%
Bangkok Bank PCL, NVDR	7,500	41,706
Bank of Ayudhya PCL, NVDR	46,300	54,657
Indorama Ventures PCL, NVDR	80,200	43,102
IRPC PCL, NVDR	387,411	35,865
Kasikornbank PCL, NVDR	9,200	45,443
Krung Thai Bank PCL, NVDR	96,600	49,515
PTT Exploration and Production PCL, NVDR	7,200	37,241
PTT PCL, NVDR	3,600	36,570
Siam Commercial Bank PCL, NVDR	11,600	48,468
Thai Oil PCL, NVDR	19,100	32,338

		424,905

Turkey - 1.7%
Akbank TAS	8,761	29,135
Arcelik AS	2,410	12,176
BIM Birlesik Magazalar AS	1,590	29,246
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	6,828	7,971
Enka Insaat ve Sanayi AS	5,140	12,328
Eregli Demir ve Celik Fabrikalari TAS	7,845	8,504
Haci Omer Sabanci Holding AS	2,813	12,004
Turk Hava Yollari Anonim Ortakligi	7,374	22,858
Turk Telekomunikasyon AS	2,410	7,376
Turkcell Iletisim Hizmetleri AS*	7,100	37,263
Turkiye Garanti Bankasi AS	10,072	34,779
Turkiye Halk Bankasi AS	1,608	10,253
Turkiye Is Bankasi, Class C	12,722	29,828
Turkiye Vakiflar Bankasi TAO, Class D	5,221	10,244
Yapi ve Kredi Bankasi AS	4,819	9,597

		273,562

TOTAL COMMON STOCKS
(Cost $15,808,023)		14,931,550

PREFERRED STOCKS - 6.8%
Brazil - 6.1%
AES Tiete SA	802	6,756
Banco Bradesco SA	10,283	119,425
Bradespar SA	2,005	20,731
Braskem SA*	2,406	17,697
Cia Brasileira de Distribuicao Grupo Pao de Acucar	802	32,847
Cia de Bebidas das Americas	3,608	125,814
Cia Energetica de Minas Gerais	3,505	27,324
Gerdau SA	4,811	34,581
Itau Unibanco Holding SA	14,714	178,841
Itausa - Investimentos Itau SA	14,429	50,557
Klabin SA	4,410	22,753
Metalurgica Gerdau SA, Class A	2,406	21,348
Oi SA	1,604	2,380
Petroleo Brasileiro SA	21,315	150,084
Telefonica Brasil SA	2,005	39,059
Vale SA	11,493	149,807

		1,000,004

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B	894	23,164

Colombia - 0.0% (a)
Grupo Argos SA	310	3,503

South Korea - 0.5%
Samsung Electronics Co. Ltd	100	82,789

TOTAL PREFERRED STOCKS
(Cost $1,329,785)		1,109,460

RIGHTS - 0.0% (a)
China - 0.0% (a)
China Merchants Bank Co. Ltd.*, expires 10/19/19
(Cost $0)	3,139	712

TOTAL INVESTMENTS - 98.5%
(Cost $17,137,808) (b)		$16,041,722
Other assets less liabilities - 1.5%		248,889

NET ASSETS - 100.0%		$16,290,611

As of August 31, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
E-mini MSCI Emerging Markets Index Futures	4	$183,460	9/20/2013	$(6,710)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2013.

For the three-month period ended August 31, 2013 the average monthly volume of futures contracts was $154,778 at contract value.

As of August 31, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
JP Morgan & Chase Co.	9/4/2013	CZK	336,000	USD	17,215	$(38)
JP Morgan & Chase Co.	9/4/2013	CZK	104,000	USD	5,359	19
Barclays Bank PLC	9/4/2013	HKD	16,947,000	USD	2,185,489	3
Barclays Bank PLC	9/4/2013	HKD	69,795	USD	9,000	(1)
Barclays Bank PLC	9/4/2013	HKD	5,861,000	USD	755,790	(45)
JP Morgan & Chase Co.	9/4/2013	HKD	139,589	USD	18,001	—
The Bank of New York Mellon	9/4/2013	HKD	230,000	USD	29,654	(6)
JP Morgan & Chase Co.	9/4/2013	HUF	26,118,000	USD	115,276	713
JP Morgan & Chase Co.	9/4/2013	HUF	8,655,000	USD	38,646	682
Barclays Bank PLC	9/4/2013	MXN	37,803	USD	3,000	172
JP Morgan & Chase Co.	9/4/2013	MXN	8,909,000	USD	692,049	25,501
JP Morgan & Chase Co.	9/4/2013	MXN	3,091,000	USD	243,571	12,311
Barclays Bank PLC	9/4/2013	PLN	58,000	USD	18,466	525
Barclays Bank PLC	9/4/2013	PLN	3,158	USD	1,000	23
JP Morgan & Chase Co.	9/4/2013	PLN	67,403	USD	21,000	150
JP Morgan & Chase Co.	9/4/2013	PLN	2,333,000	USD	726,862	5,204
JP Morgan & Chase Co.	9/4/2013	PLN	809,000	USD	256,352	6,107
The Bank of New York Mellon	9/4/2013	PLN	75,000	USD	23,164	(35)
Barclays Bank PLC	9/4/2013	TRY	475,000	USD	242,953	10,141
Barclays Bank PLC	9/4/2013	TRY	1,927	USD	1,000	56
Barclays Bank PLC	9/4/2013	TRY	160,000	USD	82,902	4,481
Barclays Bank PLC	9/4/2013	TWD	1,000,000	USD	33,456	37
JP Morgan & Chase Co.	9/4/2013	USD	22,507	CZK	440,000	86
Barclays Bank PLC	9/4/2013	USD	2,950,318	HKD	22,877,795	3
JP Morgan & Chase Co.	9/4/2013	USD	18,000	HKD	139,589	1
The Bank of New York Mellon	9/4/2013	USD	29,661	HKD	230,000	—
JP Morgan & Chase Co.	9/4/2013	USD	152,016	HUF	34,773,000	511
Barclays Bank PLC	9/4/2013	USD	2,831	MXN	37,803	(3)
JP Morgan & Chase Co.	9/4/2013	USD	898,742	MXN	12,000,000	(934)
Barclays Bank PLC	9/4/2013	USD	18,888	PLN	61,158	30
JP Morgan & Chase Co.	9/4/2013	USD	991,185	PLN	3,209,403	1,566
The Bank of New York Mellon	9/4/2013	USD	23,717	PLN	75,000	(517)
Barclays Bank PLC	9/4/2013	USD	312,440	TRY	636,927	(263)
Barclays Bank PLC	9/4/2013	USD	33,366	TWD	1,000,000	54
Barclays Bank PLC	9/4/2013	USD	3,851	ZAR	39,442	(17)
JP Morgan & Chase Co.	9/4/2013	USD	20,085	ZAR	200,000	(645)
JP Morgan & Chase Co.	9/4/2013	USD	355,773	ZAR	3,644,000	(1,564)
Barclays Bank PLC	9/5/2013	BRL	1,721,000	USD	748,098	27,638
Barclays Bank PLC	9/5/2013	BRL	11,392	USD	5,000	231
JP Morgan & Chase Co.	9/5/2013	BRL	1,721,000	USD	748,261	27,800
The Bank of New York Mellon	9/5/2013	BRL	1,176,960	USD	507,967	15,258
Barclays Bank PLC	9/5/2013	CLP	508,900	USD	1,000	3
Barclays Bank PLC	9/5/2013	CLP	45,000,000	USD	86,873	(1,244)
JP Morgan & Chase Co.	9/5/2013	CLP	135,881,000	USD	262,202	(3,873)
Barclays Bank PLC	9/5/2013	COP	1,874,000	USD	1,000	31
Barclays Bank PLC	9/5/2013	COP	48,000,000	USD	25,410	589
JP Morgan & Chase Co.	9/5/2013	COP	142,042,000	USD	74,412	961
JP Morgan & Chase Co.	9/5/2013	EGP	294,000	USD	41,702	(236)
Barclays Bank PLC	9/5/2013	IDR	4,042,251,000	USD	385,818	15,927
Barclays Bank PLC	9/5/2013	IDR	10,395,000	USD	1,000	49
Barclays Bank PLC	9/5/2013	IDR	1,324,507,000	USD	127,356	6,156
JP Morgan & Chase Co.	9/5/2013	IDR	208,000,000	USD	18,989	(45)
Barclays Bank PLC	9/5/2013	INR	40,797,000	USD	663,906	47,291
Barclays Bank PLC	9/5/2013	INR	184,350	USD	3,000	214
Barclays Bank PLC	9/5/2013	INR	13,456,000	USD	218,017	14,640
JP Morgan & Chase Co.	9/5/2013	INR	1,100,000	USD	17,893	1,267
Barclays Bank PLC	9/5/2013	KRW	1,215,399,000	USD	1,078,988	(15,555)
Barclays Bank PLC	9/5/2013	KRW	7,815,500	USD	7,000	(38)
Barclays Bank PLC	9/5/2013	KRW	4,737,000	USD	4,240	(26)

Barclays Bank PLC	9/5/2013	KRW	765,000,000	USD	682,841	(6,090)
JP Morgan & Chase Co.	9/5/2013	KRW	1,215,399,000	USD	1,078,571	(15,972)
Barclays Bank PLC	9/5/2013	MYR	2,124,000	USD	652,855	6,436
Barclays Bank PLC	9/5/2013	MYR	6,513	USD	2,000	18
Barclays Bank PLC	9/5/2013	MYR	715,000	USD	218,514	910
Barclays Bank PLC	9/5/2013	PHP	5,490,000	USD	126,422	3,330
Barclays Bank PLC	9/5/2013	PHP	2,039,000	USD	46,691	974
The Bank of New York Mellon	9/5/2013	PHP	903,468	USD	20,604	347
Barclays Bank PLC	9/5/2013	RUB	99,306	USD	3,000	25
JP Morgan & Chase Co.	9/5/2013	RUB	15,133,000	USD	455,467	2,051
JP Morgan & Chase Co.	9/5/2013	RUB	5,690,000	USD	171,502	1,017
Barclays Bank PLC	9/5/2013	THB	11,156,000	USD	355,558	9,091
Barclays Bank PLC	9/5/2013	THB	31,290	USD	1,000	28
Barclays Bank PLC	9/5/2013	THB	3,666,000	USD	117,080	3,226
Barclays Bank PLC	9/5/2013	TWD	32,156,000	USD	1,071,206	(3,440)
Barclays Bank PLC	9/5/2013	TWD	149,800	USD	5,000	(6)
Barclays Bank PLC	9/5/2013	TWD	10,229,000	USD	341,365	(486)
JP Morgan & Chase Co.	9/5/2013	TWD	700,000	USD	23,354	(40)
Barclays Bank PLC	9/4/2013	ZAR	39,442	USD	4,000	166
JP Morgan & Chase Co.	9/4/2013	ZAR	2,874,000	USD	288,689	9,327
JP Morgan & Chase Co.	9/4/2013	ZAR	970,000	USD	98,068	3,781
Barclays Bank PLC	9/5/2013	USD	728,723	BRL	1,732,392	(3,493)
JP Morgan & Chase Co.	9/5/2013	USD	723,900	BRL	1,721,000	(3,440)
The Bank of New York Mellon	9/5/2013	USD	495,103	BRL	1,176,960	(2,394)
Barclays Bank PLC	9/5/2013	USD	89,270	CLP	45,508,900	(157)
JP Morgan & Chase Co.	9/5/2013	USD	266,784	CLP	135,881,000	(709)
Barclays Bank PLC	9/5/2013	USD	25,753	COP	49,874,000	37
JP Morgan & Chase Co.	9/5/2013	USD	73,350	COP	142,042,000	102
JP Morgan & Chase Co.	9/5/2013	USD	42,047	EGP	294,000	(109)
Barclays Bank PLC	9/5/2013	USD	493,362	IDR	5,377,153,000	(1,320)
JP Morgan & Chase Co.	9/5/2013	USD	20,085	IDR	208,000,000	(1,052)
Barclays Bank PLC	9/5/2013	USD	823,881	INR	54,437,350	(1,103)
JP Morgan & Chase Co.	9/5/2013	USD	16,646	INR	1,100,000	(21)
Barclays Bank PLC	9/5/2013	USD	1,796,326	KRW	1,992,951,500	(1,547)
JP Morgan & Chase Co.	9/5/2013	USD	9,237	KRW	10,300,000	38
JP Morgan & Chase Co.	9/5/2013	USD	1,085,528	KRW	1,205,099,000	(261)
Barclays Bank PLC	9/5/2013	USD	866,359	MYR	2,845,513	(353)
Barclays Bank PLC	9/5/2013	USD	168,818	PHP	7,529,000	(9)
The Bank of New York Mellon	9/5/2013	USD	20,257	PHP	903,468	—
Barclays Bank PLC	9/5/2013	USD	2,981	RUB	99,306	(6)
JP Morgan & Chase Co.	9/5/2013	USD	625,293	RUB	20,823,000	(1,392)
Barclays Bank PLC	9/5/2013	USD	461,569	THB	14,853,290	(276)
Barclays Bank PLC	9/5/2013	USD	1,421,641	TWD	42,534,800	(139)
JP Morgan & Chase Co.	9/5/2013	USD	16,685	TWD	500,000	25
JP Morgan & Chase Co.	9/5/2013	USD	6,683	TWD	200,000	—
Barclays Bank PLC	10/3/2013	BRL	2,319,000	USD	968,591	4,117
JP Morgan & Chase Co.	10/3/2013	BRL	2,319,000	USD	968,793	4,320
JP Morgan & Chase Co.	10/3/2013	CLP	168,242,000	USD	328,566	664
JP Morgan & Chase Co.	10/3/2013	COP	234,573,000	USD	120,690	(293)
JP Morgan & Chase Co.	10/3/2013	CZK	427,000	USD	21,845	(83)
JP Morgan & Chase Co.	10/3/2013	EGP	125,000	USD	17,493	12
Barclays Bank PLC	10/3/2013	HKD	24,792,000	USD	3,197,462	(36)
JP Morgan & Chase Co.	10/3/2013	HUF	34,076,000	USD	148,566	(511)
Barclays Bank PLC	10/3/2013	IDR	4,763,851,000	USD	429,040	(5,032)
Barclays Bank PLC	10/3/2013	INR	51,204,000	USD	774,091	6,250
JP Morgan & Chase Co.	10/3/2013	MXN	11,825,000	USD	883,282	909
Barclays Bank PLC	10/3/2013	MYR	2,699,000	USD	819,829	(126)
Barclays Bank PLC	10/3/2013	PHP	8,325,000	USD	186,651	18
JP Morgan & Chase Co.	10/3/2013	PLN	3,142,000	USD	968,669	(1,512)
JP Morgan & Chase Co.	10/3/2013	RUB	19,948,000	USD	596,177	1,326
Barclays Bank PLC	10/3/2013	THB	13,918,000	USD	430,285	(1,266)
Barclays Bank PLC	10/3/2013	TRY	565,000	USD	275,565	169
Barclays Bank PLC	10/3/2013	TWD	1,000,000	USD	33,399	(34)
Barclays Bank PLC	10/3/2013	TWD	42,111,000	USD	1,409,031	1,140
Barclays Bank PLC	10/3/2013	USD	182,000	HKD	1,411,164	2
Barclays Bank PLC	10/3/2013	USD	11,000	MXN	147,254	(12)
Barclays Bank PLC	10/3/2013	USD	16,000	PHP	713,632	(2)
JP Morgan & Chase Co.	10/3/2013	ZAR	3,916,000	USD	380,622	1,657
Barclays Bank PLC	10/4/2013	KRW	1,627,268,000	USD	1,461,465	(1,216)
JP Morgan & Chase Co.	10/4/2013	KRW	1,627,268,000	USD	1,462,936	255

						$209,176

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2013.

For the three-month period ended August 31, 2013 the average monthly volume of forward foreign currency contracts was $12,715,498 at market value.

Currency Abbreviations

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Kronua

EGP - Egyptian Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PHP - Philippine Peso

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish New Lira

TWD - New Taiwan Dollar

USD - U.S. Dollar

ZAR - South African Rand

*	Non-income producing security.

ADR - American Depositary Receipt.

GDR - Global Depositary Receipt.

NVDR - Non Voting Depositary Receipt.

REIT - Real Estate Investment Trust.

144A - Security is exempt from registration under Rule 144A of the securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013 the aggregate market value of this security amounted to $151,539 or 0.9% of net assets.

(a)	Less than 0.1%.
(b)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $17,283,046. The net unrealized depreciation was $1,241,324 which consisted of aggregate gross unrealized appreciation of $385,159 and aggregate gross unrealized depreciation of $1,626,483.

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Germany Hedged Equity Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 89.1%
Basic Materials - 13.3%
BASF SE	5,670	$495,563
Brenntag AG	322	48,941
K+S AG	1,102	26,748
LANXESS AG	502	32,354
Linde AG	1,148	220,760
ThyssenKrupp AG*	2,422	50,912

		875,278

Communications - 5.5%
Axel Springer AG	253	12,639
Deutsche Telekom AG	17,377	222,589
Kabel Deutschland Holding AG	553	62,782
ProSiebenSat.1 Media AG	666	28,233
Telefonica Deutschland Holding AG	1,798	12,564
United Internet AG	684	23,631

		362,438

Consumer, Cyclical - 14.2%
Adidas AG	1,304	137,874
Bayerische Motoren Werke AG	2,049	193,058
Continental AG	684	103,238
Daimler AG	5,968	409,525
Deutsche Lufthansa AG*	1,472	26,274
Hugo Boss AG	203	24,729
Volkswagen AG	179	39,792

		934,490

Consumer, Non-cyclical - 15.5%
Bayer AG	5,127	569,464
Beiersdorf AG	632	54,461
Celesio AG	544	11,338
Fresenius Medical Care AG & Co. KGaA	1,334	86,717
Fresenius SE & Co. KGaA	780	93,852
Henkel AG & Co. KGaA	785	63,816
Merck KGaA	390	59,250
Metro AG	830	30,474
QIAGEN NV*	1,515	30,435
Suedzucker AG	523	16,876

		1,016,683

Diversified - 0.7%
GEA Group AG	1,132	45,766

Financial - 16.2%
Allianz SE	2,815	403,296
Commerzbank AG*	5,982	69,542
Deutsche Bank AG (a)	6,299	272,729
Deutsche Boerse AG	1,204	84,417
Hannover Rueck SE	386	26,931
Muenchener Rueckversicherungs-Gesellschaft AG	1,111	202,486

		1,059,401

Industrial - 12.5%
Deutsche Post AG	5,634	162,773
Fraport AG Frankfurt Airport Services Worldwide	236	15,234
HeidelbergCement AG	848	58,896
Hochtief AG	198	14,047
MAN SE	227	25,969
OSRAM Licht AG*	490	19,616
Siemens AG	4,919	520,681

		817,216

Technology - 7.3%
Infineon Technologies AG	6,509	59,014
SAP AG	5,688	420,456

		479,470

Utilities - 3.9%
E.ON SE	11,157	176,653
RWE AG	2,978	81,846

		258,499

TOTAL COMMON STOCKS
(Cost $5,955,270)		5,849,241

PREFERRED STOCKS - 6.7%
Consumer, Cyclical - 4.7%
Bayerische Motoren Werke AG	343	25,151
Porsche Automobil Holding SE	957	80,442
Volkswagen AG	895	203,573

		309,166

Consumer, Non-cyclical - 1.6%
Henkel AG & Co. KGaA	1,087	105,305

Energy - 0.3%
Fuchs Petrolub SE	229	18,529

Utilities - 0.1%
RWE AG - Non Vote	251	6,819

TOTAL PREFERRED STOCKS
(Cost $441,785)		439,819

TOTAL INVESTMENTS - 95.8%
(Cost $6,397,055) (b)		$6,289,060
Other assets less liabilities - 4.2%		274,457

NET ASSETS - 100.0%		$6,563,517

As of August 31, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
DAX Index Futures	1	$268,212	9/20/2013	$(4,363)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2013.

For the three-month period ended August 31, 2013 the average monthly volume of futures contracts was $267,273 at contract value.

As of August 31, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/3/2013	EUR	1,582,000	USD	2,100,869	$10,000
Barclays Bank PLC	9/3/2013	EUR	802,000	USD	1,072,410	12,437
Barclays Bank PLC	9/3/2013	EUR	786,000	USD	1,048,563	9,737
JP Morgan & Chase Co.	9/3/2013	EUR	1,582,000	USD	2,100,852	9,982
JP Morgan & Chase Co.	9/3/2013	EUR	52,400	USD	70,112	857
The Bank of New York Mellon	9/3/2013	EUR	32,000	USD	42,326	33
Barclays Bank PLC	9/3/2013	USD	4,221,843	EUR	3,201,762	9,804
JP Morgan & Chase Co.	9/3/2013	USD	19,000	EUR	14,206	(225)
JP Morgan & Chase Co.	9/3/2013	USD	2,151,964	EUR	1,632,007	4,998
The Bank of New York Mellon	9/3/2013	USD	42,326	EUR	32,100	98
Barclays Bank PLC	10/2/2013	EUR	2,425,000	USD	3,197,896	(7,430)
JP Morgan & Chase Co.	10/2/2013	EUR	2,425,000	USD	3,197,891	(7,434)

						$42,857

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2013.

For the three-month period ended August 31, 2013 the average monthly volume of forward foreign currency contracts was $4,954,572 at market value.

Currency Abbreviations

EUR - Euro

USD - U.S. Dollar

*	Non-income producing security.
(a)	Affiliated company. The Sub-Advisor is a subsidiary of Deutsche Bank AG. Therefore, Deutsche Bank AG is considered to be affiliated with the Fund.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Fair Value 8/31/2013
Deutsche Bank AG	$204,199	$96,747	$(10,223)	$(17,287)	$(707)	$272,729

(b)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $6,397,055. The net unrealized depreciation was $107,995 which consisted of aggregate gross unrealized appreciation of $82,171 and aggregate gross unrealized depreciation of $190,166.

SCHEDULE OF INVESTMENTS

db X-trackers MSCI Japan Hedged Equity Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.2%
Basic Materials - 5.5%
AIR WATER, Inc	8,500	$114,361
Asahi Kasei Corp	72,000	530,916
Daicel Corp	18,900	164,005
DAIDO STEEL Co. Ltd	19,000	101,594
Hitachi Chemical Co. Ltd	6,500	107,511
Hitachi Metals Ltd	12,600	151,557
Japan Steel Works Ltd. (The)	18,000	92,397
JFE Holdings, Inc	28,700	636,641
JSR Corp	10,600	185,690
Kaneka Corp	16,000	102,663
Kansai Paint Co. Ltd	15,000	174,467
Kobe Steel Ltd.*	144,000	230,259
Kuraray Co. Ltd	20,200	224,456
Mitsubishi Chemical Holdings Corp	79,500	375,699
Mitsubishi Gas Chemical Co., Inc	22,000	177,685
Mitsubishi Materials Corp	68,000	266,640
Mitsui Chemicals, Inc	50,000	133,422
Nippon Steel & Sumitomo Metal Corp	447,145	1,275,150
Nitto Denko Corp	9,500	507,002
Oji Holdings Corp	48,000	192,616
Shin-Etsu Chemical Co. Ltd	23,800	1,437,428
Showa Denko KK	92,000	116,189
Sumitomo Chemical Co. Ltd	88,000	320,864
Sumitomo Metal Mining Co. Ltd	29,000	391,648
Taiyo Nippon Sanso Corp	14,000	91,969
Ube Industries Ltd	64,000	113,419
Yamato Kogyo Co. Ltd	2,400	78,586

		8,294,834

Communications - 6.6%
DeNa Co. Ltd	6,713	131,888
Dentsu, Inc	11,000	368,030
Gree, Inc	6,700	53,158
Hakuhodo DY Holdings, Inc	1,430	97,581
KDDI Corp	31,384	1,500,717
M3, Inc	45	117,834
Nexon Co. Ltd	6,700	73,288
Nippon Telegraph & Telephone Corp	25,400	1,292,183
NTT DOCOMO, Inc	890	1,427,662
Rakuten, Inc	42,300	521,722
SBI Holdings, Inc	12,128	126,981
SoftBank Corp	55,300	3,486,347
Trend Micro, Inc	6,300	220,726
Yahoo Japan Corp	852	422,593

		9,840,710

Consumer, Cyclical - 27.1%
ABC-Mart, Inc	1,800	75,439
Aeon Co. Ltd	35,000	479,096
AISIN SEIKI Co. Ltd	11,200	431,756
ANA Holdings, Inc	71,000	144,625
ASICS Corp	9,600	168,759
Bridgestone Corp	37,900	1,246,800
Citizen Holdings Co. Ltd	16,300	105,584
Daihatsu Motor Co. Ltd	10,000	187,707
Daiwa House Industry Co. Ltd	30,000	540,816
DENSO Corp	28,200	1,292,459
Don Quijote Co. Ltd	2,900	150,929
FamilyMart Co. Ltd	3,500	147,400
FAST RETAILING Co. Ltd	3,000	974,691
Fuji Heavy Industries Ltd	33,000	802,943
Hino Motors Ltd	15,000	196,619
Hitachi High-Technologies Corp	4,000	80,908
Honda Motor Co. Ltd	95,000	3,430,004
Isetan Mitsukoshi Holdings Ltd	20,800	270,738
Isuzu Motors Ltd	70,000	428,477
ITOCHU Corp	88,000	998,442
J. Front Retailing Co. Ltd	27,000	216,143
Japan Airlines Co. Ltd	3,489	185,137
JTEKT Corp	12,200	159,916
KOITO MANUFACTURING Co. Ltd	5,800	102,726
Lawson, Inc	3,800	286,398
Marubeni Corp	95,000	692,774
MARUI GROUP Co. Ltd	13,700	128,370
Mazda Motor Corp.*	158,000	635,637
McDonald’s Holdings Co. Japan Ltd	4,200	110,235
Mitsubishi Corp	81,800	1,534,608
Mitsubishi Logistics Corp	7,000	90,258
Mitsubishi Motors Corp.*	34,500	363,676
Mitsui & Co. Ltd	101,300	1,412,433
NAMCO BANDAI Holdings, Inc	10,400	166,086
NGK Insulators Ltd	17,000	236,859
NGK Spark Plug Co. Ltd	9,000	174,436
NHK Spring Co. Ltd	9,500	101,110
Nintendo Co. Ltd	6,200	702,185
Nissan Motor Co. Ltd	145,000	1,442,838
Nitori Holdings Co. Ltd	2,050	183,526
NOK Corp	5,400	79,142
Oriental Land Co. Ltd	2,800	452,004
Panasonic Corp.*	129,200	1,176,400
SANKYO Co. Ltd	2,900	135,128
Sanrio Co. Ltd	2,600	134,257
SEGA SAMMY HOLDINGS, Inc	11,000	262,830
Sekisui Chemical Co. Ltd	24,000	220,971
Sekisui House Ltd	30,000	363,905
Sharp Corp.*	62,000	242,481
Shimamura Co. Ltd	1,300	132,933
Shimano, Inc	4,600	381,831
Sojitz Corp	77,000	138,025
Sony Corp	59,000	1,184,987
Stanley Electric Co. Ltd	8,500	163,706
Sumitomo Corp	66,000	837,562
Sumitomo Electric Industries Ltd	44,000	593,777

Sumitomo Rubber Industries Ltd	9,800	138,239
Suzuki Motor Corp	21,200	456,021
Takashimaya Co. Ltd	17,000	149,768
Teijin Ltd	53,000	116,596
Toho Co. Ltd	6,700	133,065
Toray Industries, Inc	87,000	535,194
Toyoda Gosei Co. Ltd	4,100	99,426
Toyota Boshoku Corp	4,200	55,267
Toyota Industries Corp	9,400	381,993
Toyota Motor Corp	161,500	9,770,432
Toyota Tsusho Corp	12,200	281,190
USS Co. Ltd	1,350	168,982
Yamada Denki Co. Ltd	5,370	170,094
Yamaha Corp	9,600	121,436
Yamaha Motor Co. Ltd	16,300	211,999
Yokohama Rubber Co. Ltd. (The)	14,000	123,624

		40,492,808

Consumer, Non-cyclical - 12.8%
Ajinomoto Co., Inc	36,000	462,351
Alfresa Holdings Corp	2,400	113,907
Asahi Group Holdings Ltd	22,700	565,044
Astellas Pharma, Inc	25,800	1,321,729
Benesse Holdings, Inc	4,400	159,536
CALBEE, Inc	1,000	97,673
Chugai Pharmaceutical Co. Ltd	13,200	271,300
Coca-Cola West Co. Ltd	4,100	81,511
Dai Nippon Printing Co. Ltd	31,000	301,207
Daiichi Sankyo Co. Ltd	39,400	678,570
Dainippon Sumitomo Pharma Co. Ltd	9,600	123,294
Eisai Co. Ltd	14,500	591,460
Hisamitsu Pharmaceutical Co., Inc	3,600	193,594
Japan Tobacco, Inc	64,100	2,177,252
Kao Corp	30,600	894,455
Kikkoman Corp	9,000	153,720
Kirin Holdings Co. Ltd	50,000	687,478
Kyowa Hakko Kirin Co. Ltd	14,000	141,590
MEDIPAL HOLDINGS Corp	8,500	94,969
MEIJI Holdings Co. Ltd	3,800	196,995
Miraca Holdings, Inc	3,000	134,135
Mitsubishi Tanabe Pharma Corp	13,500	184,107
Nippon Meat Packers, Inc	9,600	135,027
Nisshin Seifun Group, Inc	11,000	124,021
NISSIN FOODS HOLDINGS Co. Ltd	3,800	150,166
Olympus Corp.*	14,100	407,555
Ono Pharmaceutical Co. Ltd	4,800	289,902
Otsuka Holdings Co. Ltd	21,100	654,372
Park24 Co. Ltd	6,300	109,336
Santen Pharmaceutical Co. Ltd	4,500	208,993
SECOM Co. Ltd	12,100	693,823
Seven & I Holdings Co. Ltd	43,800	1,510,037
Shimadzu Corp	16,000	140,307
Shionogi & Co. Ltd	17,500	342,211
Shiseido Co. Ltd	21,400	340,011
Suntory Beverage & Food Ltd.*	7,100	254,178
Suzuken Co. Ltd	4,400	135,784
Sysmex Corp	4,400	255,884
Taisho Pharmaceutical Holdings Co. Ltd	1,900	126,944
Takeda Pharmaceutical Co. Ltd	46,000	2,094,209
Terumo Corp	9,100	437,460
Toppan Printing Co. Ltd	30,000	220,910
Toyo Suisan Kaisha Ltd	5,000	150,634
TSUMURA & Co	3,900	104,784
Unicharm Corp	6,700	348,017
Yakult Honsha Co. Ltd	5,000	212,100
Yamazaki Baking Co. Ltd	4,400	47,233

		19,119,775

Energy - 1.2%
Cosmo Oil Co. Ltd.*	38,000	78,566
Idemitsu Kosan Co. Ltd	1,300	108,438
INPEX Corp	129	585,319
Japan Petroleum Exploration Co	1,900	84,952
JX Holdings, Inc	131,500	696,440
Showa Shell Sekiyu KK	11,600	115,427
TonenGeneral Sekiyu KK	18,000	163,711

		1,832,853

Financial - 20.1%
ACOM Co. Ltd.*	2,470	61,936
AEON Financial Service Co. Ltd	4,300	115,575
AEON Mall Co. Ltd	6,650	173,861
Aozora Bank Ltd	66,000	190,233
Bank of Kyoto Ltd. (The)	20,000	164,587
Bank of Yokohama Ltd. (The)	70,000	368,590
Chiba Bank Ltd. (The)	45,000	308,448
Chugoku Bank Ltd. (The)	8,000	107,471
Credit Saison Co. Ltd	9,200	211,763
Dai-ichi Life Insurance Co. Ltd. (The)	499	669,840
Daito Trust Construction Co. Ltd	4,200	384,988
Daiwa Securities Group, Inc	97,000	786,393
Fukuoka Financial Group, Inc	47,000	201,049
Gunma Bank Ltd. (The)	22,000	118,755
Hachijuni Bank Ltd. (The)	24,000	135,418
Hiroshima Bank Ltd. (The)	29,100	116,773
Hokuhoku Financial Group, Inc	72,000	134,196
Hulic Co. Ltd	15,800	195,197
Iyo Bank Ltd. (The)	15,000	150,328
Japan Exchange Group, Inc	2,704	213,985
Japan Prime Realty Investment Corp. REIT	48	137,911
Japan Real Estate Investment Corp. REIT	34	362,215
Japan Retail Fund Investment Corp. REIT	120	220,726
Joyo Bank Ltd. (The)	41,000	212,130
Mitsubishi Estate Co. Ltd	73,000	1,903,345
Mitsubishi UFJ Financial Group, Inc	742,800	4,357,618
Mitsubishi UFJ Lease & Finance Co. Ltd	34,900	158,531
Mitsui Fudosan Co. Ltd	48,000	1,517,951
Mizuho Financial Group, Inc	1,335,640	2,720,660
MS&AD Insurance Group Holdings, Inc	29,700	751,688
Nippon Building Fund, Inc. REIT	40	435,913

Nippon Prologis REIT, Inc	16	140,795
Nishi-Nippon City Bank Ltd. (The)	42,000	107,369
NKSJ Holdings, Inc	19,350	474,167
Nomura Holdings, Inc	211,700	1,479,107
Nomura Real Estate Holdings, Inc	7,100	162,703
Nomura Real Estate Office Fund, Inc. REIT	20	85,756
NTT Urban Development Corp	71	84,172
ORIX Corp	65,260	899,955
Resona Holdings, Inc	110,600	528,303
Seven Bank Ltd	36,600	120,031
Shinsei Bank Ltd	95,000	187,707
Shizuoka Bank Ltd. (The)	32,000	339,604
Sony Financial Holdings, Inc	10,900	177,957
Sumitomo Mitsui Financial Group, Inc	74,200	3,287,365
Sumitomo Mitsui Trust Holdings, Inc	194,000	845,669
Sumitomo Realty & Development Co. Ltd	21,000	926,109
Suruga Bank Ltd	12,000	189,072
T&D Holdings, Inc	34,000	414,157
Tokio Marine Holdings, Inc	40,400	1,248,806
Tokyo Tatemono Co. Ltd	23,000	196,537
Tokyu Land Corp	24,000	223,415
United Urban Investment Corp. REIT	135	174,344
Yamaguchi Financial Group, Inc	14,500	135,275

		30,016,449

Industrial - 19.0%
Advantest Corp	9,200	113,378
AMADA Co. Ltd	21,000	155,706

Asahi Glass Co. Ltd	59,000	346,122
Brother Industries Ltd	14,200	145,059
CASIO COMPUTER Co. Ltd	13,800	118,625
Central Japan Railway Co	8,398	963,095
Chiyoda Corp	7,000	80,063
Daikin Industries Ltd	13,700	661,384
East Japan Railway Co	19,600	1,505,159
FANUC Corp	11,100	1,696,910
Fuji Electric Co. Ltd	31,000	114,610
FUJIFILM Holdings Corp	27,200	595,610
Furukawa Electric Co. Ltd	43,000	86,714
Hamamatsu Photonics KK	4,400	142,506
Hankyu Hanshin Holdings, Inc	67,000	362,347
HIROSE ELECTRIC Co. Ltd	1,700	224,393
Hitachi Construction Machinery Co. Ltd	6,800	133,874
Hitachi Ltd	281,000	1,697,134
HOYA Corp	25,400	541,967
IBIDEN Co. Ltd	6,900	99,651
IHI Corp	77,000	312,125
JGC Corp	13,000	445,536
Kajima Corp	50,000	178,744
Kamigumi Co. Ltd	14,000	112,074
Kawasaki Heavy Industries Ltd	85,000	297,805
Keikyu Corp	26,000	222,702
Keio Corp	31,000	209,961
Keisei Electric Railway Co. Ltd	16,000	152,202
Keyence Corp	2,610	863,930
KINDEN Corp	6,000	59,337
Kintetsu Corp	94,000	349,442
Komatsu Ltd	54,500	1,196,186
Konica Minolta, Inc	27,000	222,468
KUBOTA Corp	64,000	870,846
Kurita Water Industries Ltd	6,900	139,145
Kyocera Corp	9,500	975,302
LIXIL Group Corp	15,600	316,020
Mabuchi Motor Co. Ltd	1,500	74,400
Makita Corp	6,600	350,216
Maruichi Steel Tube Ltd	2,700	62,533
Mitsubishi Electric Corp	112,000	1,119,031
Mitsubishi Heavy Industries Ltd	179,000	982,645
Mitsui O.S.K. Lines Ltd.*	64,000	253,562
Murata Manufacturing Co. Ltd	11,900	818,098
Nabtesco Corp	6,800	146,132
NEC Corp	137,000	291,623
Nidec Corp	6,100	456,638
Nikon Corp	20,100	339,828
Nippon Electric Glass Co. Ltd	22,000	113,826
Nippon Express Co. Ltd	46,000	215,512
Nippon Yusen KK	95,000	270,917
NSK Ltd	26,000	243,887
Obayashi Corp	38,000	216,734
Odakyu Electric Railway Co. Ltd	37,000	338,025
Omron Corp	12,100	379,569
Rinnai Corp	2,200	153,934
Shimizu Corp	34,700	152,675
SMC Corp	3,000	630,035
Sumitomo Heavy Industries Ltd	30,000	135,968
Taiheiyo Cement Corp	68,000	255,558
Taisei Corp	54,000	221,643
THK Co. Ltd	6,900	134,437
TOBU RAILWAY Co. Ltd	62,000	312,573
Tokyu Corp	67,000	430,585
Toshiba Corp	234,000	931,853
TOTO Ltd	18,700	232,167
Toyo Seikan Group Holdings Ltd	9,700	164,491
West Japan Railway Co	9,900	409,370
Yamato Holdings Co. Ltd	21,600	465,065
Yaskawa Electric Corp	13,000	154,647
Yokogawa Electric Corp	13,300	167,833

		28,334,142

Technology - 3.1%
Canon, Inc	66,100	1,984,649
Fujitsu Ltd	110,000	406,681
GungHo Online Entertainment, Inc.*	205	139,680
ITOCHU Techno-Solutions Corp	1,700	57,743
KONAMI Corp	6,100	134,941

Nomura Research Institute Ltd	5,900	184,178
NTT Data Corp	72	258,125
Oracle Corp	2,200	89,963
OTSUKA Corp	700	84,483
Ricoh Co. Ltd	39,000	423,822
ROHM Co. Ltd	5,900	208,515
Sumco Corp	7,000	58,461
TDK Corp	7,100	257,432
Tokyo Electron Ltd	9,900	412,899

		4,701,572

Utilities - 2.8%
Chubu Electric Power Co., Inc	37,600	470,262
Chugoku Electric Power Co., (The), Inc	17,500	242,221
Electric Power Development Co. Ltd	6,800	209,849
Hokkaido Electric Power Co., Inc.*	11,300	132,813
Hokuriku Electric Power Co	10,000	132,505
Kansai Electric Power Co., (The), Inc.*	41,300	463,959
Kyushu Electric Power Co., Inc.*	25,000	325,152
Osaka Gas Co. Ltd	111,000	448,816
Shikoku Electric Power Co., Inc.*	11,100	173,422
TOHO GAS Co. Ltd	24,000	119,774
Tohoku Electric Power Co., Inc.*	26,500	291,221
Tokyo Electric Power Co., (The), Inc.*	84,700	431,329
Tokyo Gas Co. Ltd	144,000	747,976

		4,189,299

TOTAL COMMON STOCKS
(Cost $151,732,063)		146,822,442

TOTAL INVESTMENTS - 98.2%
(Cost $151,732,063) (a)		$146,822,442
Other assets less liabilities - 1.8%		2,680,813

NET ASSETS - 100.0%		$149,503,255

As of August 31, 2013, the Fund had the following futures contracts open:

Contract Description	Number of Contracts	Contract Value	Expiration Date	Unrealized Depreciation(1)
TOPIX Index Futures	25	$2,807,201	9/12/2013	$(55,479)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2013.

For the three-month period ended August 31, 2013 the average monthly volume of futures contracts was $2,653,905 at contract value.

As of August 31, 2013, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation (Depreciation)(1)
Barclays Bank PLC	9/4/2013	JPY	7,151,014,000	USD	72,717,986	$(115,342)
Barclays Bank PLC	9/4/2013	JPY	333,723,000	USD	3,354,135	(44,846)
JP Morgan & Chase Co.	9/4/2013	JPY	7,151,014,000	USD	72,717,172	(116,156)
JP Morgan & Chase Co.	9/4/2013	JPY	7,600,000	USD	76,604	(802)
JP Morgan & Chase Co.	9/4/2013	JPY	333,723,000	USD	3,354,125	(44,856)
The Bank of New York Mellon	9/4/2013	JPY	700,000	USD	7,072	(57)
Barclays Bank PLC	9/4/2013	USD	163,104	JPY	16,100,000	875
Barclays Bank PLC	9/4/2013	USD	75,909,017	JPY	7,447,737,249	(53,552)
JP Morgan & Chase Co.	9/4/2013	USD	76,147,901	JPY	7,471,175,183	(53,720)
The Bank of New York Mellon	9/4/2013	USD	7,072	JPY	693,903	(5)
Barclays Bank PLC	10/3/2013	JPY	7,275,352,000	USD	74,161,098	51,634
JP Morgan & Chase Co.	10/3/2013	JPY	7,275,352,000	USD	74,160,342	50,878

						$(325,949)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2013.

For the three-month period ended August 31, 2013 the average monthly volume of forward foreign currency contracts was $137,206,017 at market value.

Currency Abbreviations

JPY - Japanese Yen

USD - U.S. Dollar

*	Non-income producing security.

REIT - Real Estate Investment Trust.

(a)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $152,053,576. The net unrealized depreciation was $5,231,134 which consisted of aggregate gross unrealized appreciation of $2,958,303 and aggregate gross unrealized depreciation of $8,189,437.

SCHEDULE OF INVESTMENTS

db X-trackers Municipal Infrastructure Revenue Bond Fund

August 31, 2013 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 97.7%
Arizona - 1.3%
Arizona Department of Transportation State Highway Fund Revenue Sub-Ser. 13A
5.00%, 7/01/26	$100,000	$109,049
Salt River Project Agricultural Improvement & Power District Ser. 09A
5.00%, 1/01/39	100,000	100,925

		209,974

California - 10.2%
City of Los Angeles Department of Airports (Los Angeles International Airport) Ser. 10A
5.00%, 5/15/40	85,000	83,883
City of San Francisco Public Utilities Commission Water Revenue
5.00%, 11/01/35	100,000	102,324
County of Sacramento Airport System Revenue (Alternative Minimum Tax - Senior) Ser. B08
5.25%, 7/01/39 (AGM)	100,000	101,226
M-S-R Energy Authority
6.125%, 11/01/29 Ser. 09B	100,000	108,533
6.50%, 11/01/39 Ser. 09A	125,000	136,619
San Diego County Regional Airport Authority (Alternative Minimum Tax - Senior) Ser. B13
5.00%, 7/01/43	600,000	554,568
San Francisco City & County Airports Comm-San Francisco International Airport Ser. 09E
5.25%, 5/01/32	220,000	230,494
Southern California Public Power Authority (Project No 1) Ser. 07A
5.00%, 11/01/33	300,000	289,575

		1,607,222

Colorado - 1.0%
City & County of Denver Airport System Revenue (System) Ser. 12B
5.00%, 11/15/32	100,000	100,212
Regional Transportation District (Fastrack Project) Ser. 12A
5.00%, 11/01/26	50,000	54,519

		154,731

Florida - 7.8%
City of Cape Coral Water & Sewer Revenue (Refunding)
5.00%, 10/01/41 (AGM)	80,000	78,838
County of Miami-Dade Aviation Revenue
5.00%, 10/01/24 (Alternative Minimum Tax- Refunding) Ser. 12A	250,000	259,227
5.00%, 10/01/30 (Alternative Minimum Tax- Refunding) Ser. 12A	50,000	48,271
5.00%, 10/01/41 (Miami International Airprt) Ser. 08B (AGM)	100,000	100,174
County of Miami-Dade Transit System Sales Surtax Revenue (Sales Tax)
5.00%, 7/01/37	50,000	48,907
County of Miami-Dade Water & Sewer System Revenue (Miami-Dade Water & Sewer System)
5.00%, 10/01/39 (AGM)	500,000	494,945
Orlando-Orange County Expressway Authority (Refunding)
5.00%, 7/01/35	200,000	195,824

		1,226,186

Georgia - 2.6%
County of DeKalb Water & Sewerage Revenue Ser. 11A
5.25%, 10/01/41	110,000	110,498
Metropolitan Atlanta Rapid Transit Authority
5.00%, 7/01/39	300,000	303,003

		413,501

Illinois - 3.5%
City of Chicago Waterworks Revenue (Refunding- Second Lien)
5.00%, 11/01/42	575,000	547,849

Indiana - 4.3%
Indiana Finance Authority (First Lien CWA Authority) Ser. 11A
5.00%, 10/01/41	700,000	679,413

Massachusetts - 14.8%
Massachusetts Bay Transportation Authority (Senior) Ser. 05A
5.00%, 7/01/25	750,000	852,000
Massachusetts School Building Authority
5.00%, 8/15/25 (Refunding-Senior) Ser. 12A	750,000	831,622
5.00%, 8/15/26 (Refunding-Senior) Ser. 12A	200,000	219,172
5.00%, 8/15/28 (Refunding-Senior) Ser. 12B	400,000	428,616

		2,331,410

Nevada - 0.6%
County of Clark (Las Vegas-McCarran International Airport) Ser. 10A
5.125%, 7/01/34	100,000	101,970

New Jersey - 6.0%
New Jersey State Turnpike Authority
5.00%, 1/01/35 Ser. 12A	250,000	250,660
5.00%, 1/01/43 Ser. 13A	700,000	689,360

		940,020

New York - 15.4%
Hudson Yards Infrastructure Corp.
5.25%, 2/15/47 Ser. 11A	200,000	198,794
5.75%, 2/15/47 Ser. 11A	55,000	56,615
Long Island Power Authority (General) Ser. 08A
6.00%, 5/01/33	400,000	436,236
Metropolitan Transportation Authority (Transportation) Ser. 13A
5.00%, 11/15/38	100,000	98,443
New York City Transitional Finance Authority Future Tax Secured Revenue (Future Tax-Subser) Ser. 12 F-1
5.00%, 5/01/39	200,000	203,080
New York City Water & Sewer System
5.00%, 6/15/34 (Second Resolution) Ser. 12EE	110,000	112,905
4.00%, 6/15/39 (Second Resolution) Ser. 12EE	300,000	257,313
5.00%, 6/15/43 (Second General Resolution) Ser. 11GG	100,000	100,441
5.00%, 6/15/45 Ser. 12FF	300,000	300,402
5.00%, 6/15/47 (Second General Fiscal) Ser. 12BB	450,000	450,963
Triborough Bridge & Tunnel Authority (Refunding General) Ser. 12B
5.00%, 11/15/25	200,000	219,654

		2,434,846

Pennsylvania - 3.1%
Pennsylvania Turnpike Commission (Senior Lien) Ser. 12A
5.00%, 12/01/42	100,000	97,443
Westmoreland County Municipal Authority
5.00%, 8/15/37	400,000	393,408

		490,851

Texas - 19.7%
City Public Service Board of San Antonio (Refunding)
5.25%, 2/01/24	435,000	502,582
Dallas/Fort Worth International Airport
5.00%, 11/01/35 (Alternative Minimum Tax Refunding) Ser. 12E	200,000	185,094
5.00%, 11/01/37 (Alternative Minimum Tax) Ser. 12H	300,000	275,181
5.00%, 11/01/43 (Alternative Minimum Tax Joint Improvement) Ser. 12A	500,000	450,485
5.00%, 11/01/45 (Refunding and Improvement Joint) Ser. 12C	300,000	281,757
Texas Private Activity Bond Surface Transportation Corp. (Senior Lien-LBJ Infrastructure)
7.00%, 6/30/40	700,000	756,588
Texas Transportation Commission (Refunding 1st Tier) Ser. 12A
5.00%, 8/15/41	700,000	654,087

		3,105,774

Utah - 1.3%
Utah Transit Authority (Refunding)
5.00%, 6/15/42	200,000	199,078

Virginia - 3.5%
Route 460 Funding Corp. (Senior Lien) Ser. 12A
5.125%, 7/01/49	100,000	80,742
Virginia Small Business Financing Authority (Senior Lien Elizabeth River Crossings OPOCO LLC Project)
6.00%, 1/01/37	500,000	474,145

		554,887

Washington - 2.6%
Port of Seattle (Refunding Intermediate) Ser. 12A
5.00%, 8/01/31	400,000	403,132

TOTAL MUNICIPAL BONDS
(Cost $16,895,494)		15,400,844

TOTAL INVESTMENTS - 97.7%
(Cost $16,895,494) (a)		$15,400,844
Other assets less liabilities - 2.3%		359,680

NET ASSETS - 100.0%		$15,760,524

Investment Abbreviations

AGM - Assured Guaranty Corp.

Ser. - Series

(a)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $16,895,494. The net unrealized depreciation was $1,494,650 which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $1,494,650.

DBX ETF Trust

SCHEDULE OF INVESTMENTS

db X-trackers Regulated Utilities Fund

August 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Electric Utilities - 43.9%
ALLETE, Inc	1,246	$58,811
American Electric Power Co., Inc	15,609	668,065
Cleco Corp	1,954	88,243
Duke Energy Corp	10,630	697,327
Edison International	10,481	480,973
El Paso Electric Co	1,284	44,170
Elia System Operator SA (Belgium)	1,942	81,080
Emera, Inc. (Canada)	4,208	119,173
Empire District Electric (The) Co	1,356	28,707
FirstEnergy Corp	13,453	504,084
Fortis, Inc. (Canada)	6,762	194,842
Great Plains Energy, Inc	4,938	108,241
IDACORP, Inc	1,608	76,975
ITC Holdings Corp	1,654	147,024
Northeast Utilities	10,102	413,879
NV Energy, Inc	7,574	177,610
Pepco Holdings, Inc	7,372	139,626
Pinnacle West Capital Corp	3,524	191,247
PNM Resources, Inc	2,554	55,958
Portland General Electric Co	2,422	69,778
Red Electrica Corp. SA (Spain)	4,352	225,730
Southern (The) Co	16,567	689,519
SP AusNet (Australia)*	108,378	111,414
Spark Infrastructure Group (Australia)	42,700	61,568
Terna Rete Elettrica Nazionale SpA (Italy)	64,736	276,525
UIL Holdings Corp	1,630	61,549
UNS Energy Corp	1,330	60,821
Westar Energy, Inc	4,064	126,431
Xcel Energy, Inc	15,683	437,869

		6,397,239

Gas Utilities - 9.4%
APA Group (Australia)	26,628	141,965
Atmos Energy Corp	2,912	117,499
Enagas SA (Spain)	7,690	174,609
Envestra Ltd. (Australia)	51,604	52,131
Northwest Natural Gas Co	864	35,459
Piedmont Natural Gas Co., Inc	2,458	79,295
Questar Corp	5,622	123,234
Snam SpA (Italy)	108,924	509,616
Southwest Gas Corp	1,486	69,515
WGL Holdings, Inc	1,656	69,121

		1,372,444

Multi-Utilities - 35.6%
Alliant Energy Corp	3,570	177,108
Avista Corp	1,918	50,386
CenterPoint Energy, Inc	13,746	315,196
CMS Energy Corp	8,522	226,089
Consolidated Edison, Inc	9,420	529,687
Dominion Resources, Inc	13,374	780,372
DTE Energy Co	5,531	369,858
DUET Group (Australia)	37,192	68,854
National Grid PLC (United Kingdom)	67,670	778,641
NiSource, Inc	9,960	291,430
NorthWestern Corp	1,198	48,124

PG&E Corp	13,830	572,009
SCANA Corp	4,242	204,125
Sempra Energy	7,783	657,040
TECO Energy, Inc	6,964	115,115

		5,184,034

Oil & Gas Storage & Transportation - 4.7%
Enbridge, Inc. (Canada)	16,537	677,190

Water Utilities - 5.9%
American States Water Co	622	32,717
American Water Works Co., Inc	5,682	231,485
Aqua America, Inc	4,506	136,847
California Water Service Group	1,344	26,813
Severn Trent PLC (United Kingdom)	7,680	200,899
United Utilities Group PLC (United Kingdom)	21,956	230,860

		859,621

TOTAL COMMON STOCKS
(Cost $15,003,178)		14,490,528

TOTAL INVESTMENTS - 99.5%
(Cost $15,003,178) (a)		$14,490,528
Other assets less liabilities - 0.5%		72,664

NET ASSETS - 100.0%		$14,563,192

*	Non-income producing security.
(a)	At August 31, 2013, the aggregate cost of investments for Federal income tax purposes was $15,003,178. The net unrealized depreciation was $512,650 which consisted of aggregate gross unrealized appreciation of $71,170 and aggregate gross unrealized depreciation of $583,820.

Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2013 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the period ended August 31, 2013, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 8/31/2013
db X-trackers MSCI Brazil Hedged Equity Fund
Investments in Securities*
Common Stocks	$1,690,112	$—	$—	$1,690,112
Preferred Stocks	1,606,183	—	—	1,606,183
Other Financial Instruments
Unrealized Appreciation on
Forward Foreign Currency Contracts	—	140,505	—	140,505
Unrealized Depreciation on
Forward Foreign Currency Contracts	—	(23,237)	—	(23,237)

Total Investments	$3,296,295	$117,268	$—	$3,413,563

db X-trackers MSCI EAFE Hedged Equity Fund
Investments in Securities*
Common Stocks	$137,979,390	$—	$—	$137,979,390
Preferred Stocks	1,007,940	1,173	—	1,009,113
Rights	5	—	—	5
Other Financial Instruments
Unrealized Appreciation on
Forward Foreign Currency Contracts	—	736,832	—	736,832
Unrealized Depreciation on
Forward Foreign Currency Contracts	—	(932,813)	—	(932,813)
Futures Contracts	(34,925)	—	—	(34,925)

Total Investments	$138,952,410	$(194,808)	$—	$138,757,602

db X-trackers MSCI Emerging Markets Hedged Equity Fund
Investments in Securities*
Common Stocks	$14,931,550	$—	$—	$14,931,550
Preferred Stocks	1,109,460	—	—	1,109,460
Rights	712	—	—	712
Other Financial Instruments
Unrealized Appreciation on
Forward Foreign Currency Contracts	—	288,199	—	288,199
Unrealized Depreciation on
Forward Foreign Currency Contracts	—	(79,023)	—	(79,023)
Futures Contracts	(6,710)	—	—	(6,710)

Total Investments	$16,035,012	$209,176	$—	$16,244,188

db X-trackers MSCI Germany Hedged Equity Fund
Investments in Securities*
Common Stocks	$5,849,241	$—	$—	$5,849,241
Preferred Stocks	439,819	—	—	439,819
Other Financial Instruments
Unrealized Appreciation on
Forward Foreign Currency Contracts	—	57,946	—	57,946
Unrealized Depreciation on
Forward Foreign Currency Contracts	—	(15,089)	—	(15,089)
Futures Contracts	(4,363)	—	—	(4,363)

Total Investments	$6,284,697	$42,857	$—	$6,327,554

db X-trackers MSCI Japan Hedged Equity Fund
Investments in Securities*
Common Stocks	$146,822,442	$—	$—	$146,822,442
Other Financial Instruments
Unrealized Appreciation on
Forward Foreign Currency Contracts	—	103,387	—	103,387
Unrealized Depreciation on
Forward Foreign Currency Contracts	—	(429,336)	—	(429,336)
Futures Contracts	(55,479)	—	—	(55,479)

Total Investments	$146,766,963	$(325,949)	$—	$146,441,014

db X-trackers Municipal Infrastructure Revenue Bond Fund
Investments in Securities*
Municipal Bonds	$—	$15,400,844	$—	$15,400,844

Total Investments	$—	$15,400,844	$—	$15,400,844

db X-trackers Regulated Utilities Fund
Investments in Securities*
Common Stocks	$14,490,528	$—	$—	$14,490,528

Total Investments	$14,490,528	$—	$—	$14,490,528

*	See Schedule of Investments for Industry or Country Classification.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	10/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date	10/24/13

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date	10/24/13

*	Print the name and title of each signing officer under his or her signature.